UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2011 (Unaudited)	Columbia Strategic Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 58.0%
BASIC MATERIALS – 3.5%
Chemicals – 2.3%
Agricultural Chemicals – 0.3%
CF Industries, Inc.
	6.875% 05/01/18	5,125,000	5,650,313
	7.125% 05/01/20	81,000	90,720
			5,741,033
Chemicals-Diversified – 1.0%
Celanese U.S. Holdings LLC
	0.261% 04/02/14 (b)	925,000	927,794
	6.625% 10/15/18 (c)	250,000	260,625
Chemtura Corp.
	7.875% 09/01/18 (c)	922,000	984,235
Dow Chemical Co.
	5.900% 02/15/15	3,400,000	3,790,786
Lyondell Chemical Co.
	8.000% 11/01/17 (c)	5,602,000	6,316,255
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (c)	2,015,000	2,143,456
NOVA Chemicals Corp.
	8.375% 11/01/16	1,095,000	1,201,762
	8.625% 11/01/19	1,870,000	2,066,350
			17,691,263
Chemicals-Plastics – 0.4%
Bway Corp.
	4.500% 02/02/18 (04/18/11) (b)(d)(e)	26,502	26,734
	4.500% 02/17/18 (04/18/11) (b)(d)(e)	298,498	301,110
Hexion Specialty Chemicals, Inc.
	2.563% 05/05/13 (05/05/11) (d)(e)	820,730	816,118
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	3,955,000	4,246,681
	9.000% 11/15/20 (c)	1,210,000	1,287,137
ISP Chemical
	1.813% 06/04/14 (03/16/11) (b)(d)(e)	325,000	323,294
Rockwood Specialties Group, Inc.
	1.000% 02/09/18 (b)(f)	800,000	405,972
Styron Corp.
	6.000% 04/08/17 (b)	450,000	454,936
			7,861,982

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Chemicals-Specialty – 0.6%
MacDermid, Inc.
	9.500% 04/15/17 (c)	2,925,000	3,107,812
Nalco Co.
	6.625% 01/15/19 (c)	3,935,000	4,067,806
PQ Corp.
	3.560% 07/30/14 (04/29/11) (d)(e)	748,082	738,735
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (c)	2,430,000	2,600,100
			10,514,453
Chemicals Total			41,808,731
Forest Products & Paper – 0.3%
Paper & Related Products – 0.3%
Cascades, Inc.
	7.750% 12/15/17	3,715,000	3,886,819
Georgia-Pacific LLC
	2.303% 12/23/12 (03/31/11) (b)(d)(e)	700,000	701,078
Verso Paper Holdings LLC/Verso Paper, Inc.
	8.750% 02/01/19 (c)	1,723,000	1,800,535
			6,388,432
Forest Products & Paper Total			6,388,432
Iron/Steel – 0.2%
Steel-Producers – 0.2%
United States Steel Corp.
	7.000% 02/01/18	3,819,000	3,981,308
	7.375% 04/01/20	877,000	925,235
			4,906,543
Iron/Steel Total			4,906,543
Metals & Mining – 0.7%
Diversified Minerals – 0.4%
FMG Resources August 2006 Pty Ltd.
	6.375% 02/01/16 (c)	1,945,000	1,974,175
	7.000% 11/01/15 (c)	4,198,000	4,373,973
			6,348,148
Metal-Aluminum – 0.3%
Novelis, Inc.
	8.375% 12/15/17 (c)	2,835,000	3,125,587

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	8.750% 12/15/20 (c)	2,835,000	3,125,588
			6,251,175
Metals & Mining Total			12,599,323
BASIC MATERIALS TOTAL			65,703,029
COMMUNICATIONS – 13.7%
Advertising – 0.9%
Advertising Agencies – 0.3%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	780,000	847,275
	10.000% 07/15/17	4,573,000	5,407,573
			6,254,848
Advertising Services – 0.6%
Getty Images, Inc.
	5.250% 11/05/16 (b)(c)	199,500	202,410
inVentiv Health, Inc.
	10.000% 08/15/18 (c)	4,586,000	4,700,650
NextMedia Operating, Inc.
	8.250% 05/27/16 (03/31/11) (d)(e)	550,000	550,962
Visant Corp.
	7.000% 09/22/16 (04/25/11) (b)(d)(e)	1,995,000	2,018,272
	10.000% 10/01/17	2,463,000	2,666,197
			10,138,491
Advertising Total			16,393,339
Media – 5.5%
Broadcast Services/Programs – 1.1%
Clear Channel Communications, Inc.
	1.000% 01/29/16 (b)(f)	674,818	618,639
	9.000% 03/01/21 (c)	6,280,000	6,382,050
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	6,590,000	7,331,375
Encompass Digital
	1.000% 03/02/16 (b)(f)	525,000	514,500
Radio One, Inc.
	1.000% 06/30/12 (b)(f)	25,807	25,549
	7.250% 06/30/12 (b)	699,194	699,783
XM Satellite Radio, Inc.
	7.625% 11/01/18 (c)	4,511,000	4,770,382
			20,342,278
Cable TV – 2.3%
Bresnan Broadband Holdings LLC
	4.500% 12/14/17 (b)	225,000	227,040
	8.000% 12/15/18 (c)	105,000	111,037

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cablevision Systems Corp.
	8.625% 09/15/17	2,700,000	3,024,000
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.000% 01/15/19	5,180,000	5,270,650
	8.125% 04/30/20	3,202,000	3,458,160
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (c)	4,010,000	4,240,575
Charter Communications Operating, LLC
	1.000% 03/06/14 (b)(f)	699,557	698,332
Comcast Corp.
	6.950% 08/15/37	3,430,000	3,815,114
DirecTV Holdings LLC
	3.125% 02/15/16	7,890,000	7,779,082
	6.375% 06/15/15	335,000	345,469
DISH DBS Corp.
	7.875% 09/01/19	7,899,000	8,560,541
Insight Communications
	9.375% 07/15/18 (c)	1,755,000	1,939,275
MCC Iowa LLC
	1.000% 10/23/17 (b)(f)	700,000	704,200
Time Warner Cable, Inc.
	3.500% 02/01/15	1,505,000	1,541,161
	5.000% 02/01/20	650,000	659,591
	5.850% 05/01/17	405,000	445,857
WideOpenWest Finance LLC
	2.761% 06/30/14 (b)	550,000	521,400
			43,341,484
Multimedia – 0.3%
Entravision Communications Corp.
	8.750% 08/01/17	4,745,000	5,124,600
News America, Inc.
	6.400% 12/15/35	150,000	157,672
Playboy Enterprises, Inc.
	1.000% 03/03/17 (f)	400,000	392,000
Weather Channel
	4.250% 02/11/17 (08/11/11) (b)(d)(e)	275,000	277,922
			5,952,194

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Radio – 0.4%
CMP Susquehanna Corp.
	3.312% 05/15/14 (05/09/11) (c)(d)(e)(g)	175,000	103,250
Live Nation Worldwide, Inc.
	4.500% 11/07/16 (03/31/11) (d)(e)	523,681	527,826
Salem Communications Corp.
	9.625% 12/15/16	4,162,000	4,567,795
Sirius XM Radio, Inc.
	8.750% 04/01/15 (c)	2,750,000	3,045,625
			8,244,496
Television – 1.4%
Belo Corp.
	8.000% 11/15/16	2,625,000	2,864,531
Gray Television, Inc.
	3.770% 12/31/14 (03/04/11) (d)(e)	650,000	649,188
	10.500% 06/29/15	3,386,000	3,597,625
Rovi Corp.
	1.000% 02/07/16 (b)(f)	100,000	100,250
	1.000% 02/07/18 (b)(f)	100,000	100,750
Sinclair Television Group, Inc.
	9.250% 11/01/17 (c)	6,816,000	7,650,960
Univision Communications, Inc.
	4.510% 03/31/17 (b)	1,200,000	1,169,796
	7.875% 11/01/20 (c)	3,885,000	4,166,662
	8.500% 05/15/21 (c)	4,980,000	5,179,200
			25,478,962
Media Total			103,359,414
Telecommunication Services – 7.3%
Cellular Telecommunications – 1.8%
MetroPCS Wireless, Inc.
	6.625% 11/15/20	2,090,000	2,035,137
	7.875% 09/01/18	4,090,000	4,294,500
Nextel Communications, Inc.
	7.375% 08/01/15	1,384,000	1,387,460
NII Capital Corp.
	10.000% 08/15/16	1,585,000	1,795,013
Sprint Nextel Corp.
	8.375% 08/15/17	9,850,000	10,921,187
Syniverse Technologies
	5.250% 12/21/17 (07/13/11) (d)(e)	200,000	202,800

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
United States Cellular Corp.
	6.700% 12/15/33	1,850,000	1,803,410
Wind Acquisition Finance SA
	7.250% 02/15/18 (c)	2,570,000	2,672,800
	11.750% 07/15/17 (c)	7,102,000	8,149,545
	11.750% 07/15/17 (g)(h)(i)	7,102,000	–
			33,261,852
Media – 0.7%
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (c)	6,597,000	7,124,760
	11.500% 05/01/16	2,844,000	3,348,810
Quebecor Media, Inc.
	7.750% 03/15/16	3,150,000	3,276,000
			13,749,570
Satellite Telecommunications – 0.1%
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (c)	2,430,000	2,496,825
			2,496,825
Telecommunication Equipment – 0.3%
Avaya, Inc.
	7.000% 04/01/19 (c)	2,760,000	2,732,400
CommScope, Inc.
	8.250% 01/15/19 (c)	1,738,000	1,803,175
			4,535,575
Telecommunication Services – 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (c)	3,228,000	3,470,100
	12.000% 12/01/17 (c)	2,147,000	2,318,760
Embarq Corp.
	7.995% 06/01/36	740,000	840,979
ITC Deltacom, Inc.
	10.500% 04/01/16	2,216,000	2,432,060
PAETEC Escrow Corp.
	9.875% 12/01/18 (c)	2,385,000	2,569,838
PAETEC Holding Corp.
	8.875% 06/30/17	4,680,000	5,077,800
	9.500% 07/15/15	263,000	277,136
SBA Telecommunications, Inc.
	8.250% 08/15/19	1,540,000	1,697,850

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
West Corp.
	7.875% 01/15/19 (c)	2,790,000	2,880,675
			21,565,198
Telephone-Integrated – 3.1%
AT&T, Inc.
	6.550% 02/15/39	4,130,000	4,400,812
BellSouth Corp.
	5.200% 09/15/14	2,205,000	2,427,571
Cincinnati Bell, Inc.
	8.250% 10/15/17	3,980,000	4,019,800
	8.375% 10/15/20	1,260,000	1,244,250
Integra Telecom Holdings, Inc.
	10.750% 04/15/16 (c)	1,656,000	1,796,760
Level 3 Financing, Inc.
	8.750% 02/15/17	2,590,000	2,544,675
	9.250% 11/01/14	3,010,000	3,107,825
Qtel International Finance Ltd.
	5.000% 10/19/25 (c)	1,930,000	1,803,513
Qwest Corp.
	7.500% 06/15/23	5,245,000	5,258,113
Sprint Capital Corp.
	6.875% 11/15/28	3,030,000	2,730,788
	6.900% 05/01/19	2,090,000	2,108,288
Telefonica Emisiones SAU
	3.729% 04/27/15	6,150,000	6,195,233
	6.421% 06/20/16	1,425,000	1,581,945
Verizon New York, Inc.
	7.375% 04/01/32	3,535,000	3,988,162
Virgin Media Finance PLC
	9.500% 08/15/16	5,210,000	6,011,037
Windstream Corp.
	8.125% 09/01/18	1,485,000	1,588,950
	8.625% 08/01/16	6,245,000	6,604,087
			57,411,809

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment – 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	2,235,000	2,514,375
			2,514,375
Telecommunication Services Total			135,535,204
COMMUNICATIONS TOTAL			255,287,957
CONSUMER CYCLICAL – 5.1%
Airlines – 0.0%
Airlines – 0.0%
United Airlines
	2.313% 02/01/14 (03/23/11) (b)(d)(e)	570,816	561,543
			561,543
Airlines Total			561,543
Auto Manufacturers – 0.0%
Auto-Medium & Heavy Duty Trucks – 0.0%
Oshkosh Corp.
	8.500% 03/01/20	208,000	234,520
			234,520
Auto Manufacturers Total			234,520
Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.7%
Accuride Corp.
	9.500% 08/01/18	785,000	875,275
Allison Transmission, Inc.
	3.020% 08/07/14 (03/11/11) (b)(d)(e)	600,000	598,200
Dana Holding Corp.
	6.500% 02/15/19	600,000	604,500
	6.750% 02/15/21	4,090,000	4,156,462
Goodyear Tire & Rubber Co.
	1.960% 04/30/14 (b)	1,000,000	987,500
Lear Corp.
	7.875% 03/15/18	2,870,000	3,157,000
	8.125% 03/15/20	325,000	362,375
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (c)	520,000	578,500
Tenneco Automotive, Inc.
	7.750% 08/15/18	496,000	533,820
United Components
	5.500% 07/28/17 (03/28/11) (b)(d)(e)	475,000	478,862
			12,332,494

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto/Truck Parts & Equipment-Replacement – 0.0%
Peb Boys
	2.300% 10/27/13 (03/01/11) (b)(d)(e)	424,230	423,170
			423,170
Auto Parts & Equipment Total			12,755,664
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
McJunkin Red Man Corp.
	9.500% 12/15/16 (c)	2,774,000	2,718,520
			2,718,520
Distribution/Wholesale Total			2,718,520
Entertainment – 1.5%
Casino Services – 0.1%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (c)	2,012,000	1,996,910
			1,996,910
Gambling (Non-Hotel) – 0.9%
BLB Wembly
	8.500% 11/05/15 (04/28/11) (b)(d)(e)	300,000	302,876
Boyd Gaming Corp.
	9.125% 12/01/18 (c)	5,486,000	5,787,730
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	2,405,000	2,639,487
	8.750% 05/15/20	2,151,000	2,293,504
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (c)	9,185,000	6,245,800
			17,269,397
Racetracks – 0.1%
Speedway Motorsports, Inc.
	6.750% 02/01/19 (c)	1,048,000	1,063,720
			1,063,720
Resorts/Theme Parks – 0.0%
Cedar Fair
	1.000% 12/15/17 (b)(f)	325,000	327,356
Six Flags Premier Parks
	5.500% 06/30/16 (03/09/11) (b)(d)(e)	325,000	329,668
Six Flags, Inc.
	9.625% 06/01/14 (c)(g)(h)(i)	1,557,000	—
			657,024

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Theaters – 0.4%
AMC Entertainment, Inc.
8.750% 06/01/19	1,935,000	2,077,706
9.750% 12/01/20 (c)	2,535,000	2,718,787
Regal Cinemas Corp.
3.553% 08/23/17 (03/31/11) (b)(d)(e)	300,000	301,838
8.625% 07/15/19	1,148,000	1,231,230
Regal Entertainment Group
9.125% 08/15/18	705,000	752,588
		7,082,149
Entertainment Total		28,069,200
Home Builders – 0.3%
Building-Residential/Commercial – 0.3%
Beazer Homes USA, Inc.
9.125% 06/15/18	1,535,000	1,588,725
K Hovnanian Enterprises, Inc.
10.625% 10/15/16	1,835,000	1,988,681
11.875% 10/15/15	2,060,000	2,029,100
		5,606,506
Home Builders Total		5,606,506
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	1,690,000	1,812,525
Simmons Co.
PIK,
7.351% 02/15/12 (b)(d)(g)(j)	2,601,458	6,504
		1,819,029
Home Furnishings Total		1,819,029
Housewares – 0.2%
Housewares – 0.2%
Libbey Glass, Inc.
10.000% 02/15/15	3,000,000	3,277,500
		3,277,500
Housewares Total		3,277,500
Lodging – 1.1%
Casino Hotels – 0.8%
FireKeepers Development Authority
13.875% 05/01/15 (c)	2,800,000	3,332,000
Isle of Capri Casinos, Inc.
5.000% 11/25/13 (b)	343,331	343,287
5.000% 11/25/13 (03/31/11) (b)(d)(e)	456,670	456,613

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
MGM Resorts International
	9.000% 03/15/20 (b)(c)	2,000,000	2,205,000
	11.125% 11/15/17	1,215,000	1,400,288
	11.375% 03/01/18	2,005,000	2,275,675
Penn National Gaming, Inc.
	2.040% 10/03/12 (04/28/11) (b)(d)(e)	700,000	699,181
Pokagon Gaming Authority
	10.375% 06/15/14 (c)	2,390,000	2,491,575
Seneca Gaming Corp.
	8.250% 12/01/18 (c)	1,952,000	2,020,320
Venetian Casino Resort LLC
	1.000% 11/23/16 (b)(f)	775,000	772,047
			15,995,986
Gambling (Non-Hotel) – 0.2%
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (c)	1,235,000	1,216,500
	7.804% 10/01/20 (c)	2,875,000	2,835,497
			4,051,997
Hotels & Motels – 0.1%
Wyndham Worldwide Corp.
	6.000% 12/01/16	1,150,000	1,224,545
			1,224,545
Lodging Total			21,272,528
Office Furnishings – 0.0%
Office Furnishings-Original – 0.0%
Interface, Inc.
	7.625% 12/01/18 (c)	665,000	704,069
			704,069
Office Furnishings Total			704,069
Retail – 1.0%
Retail-Apparel/Shoe – 0.3%
J. Crew Group, Inc.
	1.000% 03/01/18 (b)(f)	700,000	700,987
Limited Brands, Inc.
	8.500% 06/15/19	3,140,000	3,595,300
Neiman Marcus
	4.303% 04/06/16 (03/07/11) (b)(d)(e)	675,000	679,853
			4,976,140

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
2.563% 10/31/13 (03/29/11) (d)(e)	861,635	859,955
		859,955
Retail-Discount – 0.0%
Dollar General
3.054% 07/07/14 (04/29/11) (b)(d)(e)	675,000	676,873
		676,873
Retail-Drug Stores – 0.1%
Rite Aid Corp.
8.000% 08/15/20	1,000,000	1,081,250
		1,081,250
Retail-Hypermarkets – 0.0%
Great Atlantic & Pacific Tea Co.
9.250% 06/14/12	525,000	532,875
		532,875
Retail-Mail Order – 0.1%
QVC, Inc.
7.125% 04/15/17 (c)	1,025,000	1,091,625
7.375% 10/15/20 (c)	880,000	932,800
		2,024,425
Retail-Pet Foods & Supplies – 0.1%
Petco Animal Supplies, Inc.
1.000% 11/24/17 (b)(f)	475,000	475,000
6.000% 11/24/17 (b)(c)	950,000	958,159
		1,433,159
Retail-Toy Store – 0.3%
Toys R US, Inc.
7.375% 10/15/18	5,440,000	5,453,600
		5,453,600
Retail-Vitamins/Nutritional Supplements – 0.0%
NBTY, Inc.
1.000% 10/01/17 (b)	450,000	452,587
9.000% 10/01/18 (c)(f)	310,000	336,350
		788,937
Retail Total		17,827,214
CONSUMER CYCLICAL TOTAL		94,846,293
CONSUMER NON-CYCLICAL – 8.8%
Agriculture – 0.2%
Pastoral & Agricultural – 0.2%
Earthbound Holdings III LLC
6.750% 12/31/49 (04/07/11) (d)(e)	850,000	862,219

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
MHP SA
	10.250% 04/29/15 (c)	2,692,000	2,874,316
			3,736,535
Agriculture Total			3,736,535
Beverages – 1.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.125% 09/01/18	1,106,000	1,190,332
	8.375% 11/15/17	1,150,000	1,239,125
Green Mountain Coffee
	5.500% 11/23/16	650,000	655,821
			3,085,278
Brewery – 1.1%
Anheuser-Busch InBev Worldwide, Inc.
	5.375% 11/15/14 (c)	15,959,000	17,631,376
	7.750% 01/15/19 (c)	420,000	520,690
Cerveceria Nacional Dominicana C por A
	16.000% 03/27/12 (c)	1,800,000	1,719,000
			19,871,066
Beverages Total			22,956,344
Commercial Services – 1.9%
Commercial Services – 0.1%
Advantage Sales & Marketing
	5.250% 12/17/17 (03/17/11) (b)(d)(e)	175,000	176,487
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (c)	228,000	242,250
Sabre, Inc.
	2.304% 09/30/14 (04/28/11) (b)(d)(e)	650,000	610,798
			1,029,535
Commercial Services-Finance – 0.3%
Cardtronics, Inc.
	8.250% 09/01/18	2,465,000	2,662,200
Interactive Data Corp.
	10.250% 08/01/18 (c)	3,755,000	4,205,600
Trans Union LLC
	4.750% 02/10/18 (03/11/11) (b)(d)(e)	200,000	202,688
			7,070,488
Rental Auto/Equipment – 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19	3,315,000	3,518,044

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Hertz Corp.
	7.375% 01/15/21 (c)	2,916,000	3,039,930
	7.500% 10/15/18 (c)	2,435,000	2,568,925
RSC Equipment Rental, Inc./RSC Holdings III LLC
	8.250% 02/01/21 (c)	1,235,000	1,302,925
	9.500% 12/01/14	2,620,000	2,751,000
United Rentals North America, Inc.
	8.375% 09/15/20	4,775,000	5,055,531
	9.250% 12/15/19	6,935,000	7,888,563
			26,124,918
Security Services – 0.1%
Garda World Security Corp.
	9.750% 03/15/17 (c)	980,000	1,055,950
			1,055,950
Commercial Services Total			35,280,891
Food – 1.2%
Food-Dairy Products – 0.1%
Dean Foods Co.
	9.750% 12/15/18 (c)	1,343,000	1,393,362
			1,393,362
Food-Meat Products – 0.0%
Pierre Foods, Inc.
	7.000% 09/30/16 (04/14/11) (d)(e)	723,875	730,889
			730,889
Food-Miscellaneous/Diversified – 1.0%
Acosta, Inc.
	1.000% 03/01/18 (b)(f)	625,000	630,312
ConAgra Foods, Inc.
	7.000% 10/01/28	855,000	918,008
Del Monte Hybrid
	1.000% 02/16/12 (b)(f)	300,000	302,297
Dole Foods Co.
	5.000% 03/02/17 (04/14/11) (b)(d)(e)	900,000	909,657
Kraft Foods, Inc.
	6.125% 02/01/18	13,232,000	14,868,468
Michael Foods, Inc.
	9.750% 07/15/18 (c)	1,439,000	1,568,510
Windsor Quality Fd Co.
	5.750% 02/14/17 (b)	750,000	746,250
			19,943,502

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food-Wholesale/Distributor – 0.1%
U.S. Foodservice
	1.000% 07/03/14 (03/31/11) (b)(d)(e)(f)	750,000	723,083
	PIK,
	10.250% 06/30/15 (c)	220,000	226,600
			949,683
Food Total			23,017,436
Healthcare Products – 0.1%
Medical Products – 0.1%
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18	1,779,000	1,827,922
			1,827,922
Healthcare Products Total			1,827,922
Healthcare Services – 1.8%
Medical Information Systems – 0.1%
Medassets, Inc.
	5.250% 11/15/16 (03/16/11) (b)(c)(d)(e)	725,000	730,800
			730,800
Medical Labs & Testing Services – 0.0%
American Renal Holdings
	8.375% 05/15/18	545,000	570,206
			570,206
Medical-HMO – 0.2%
Multiplan, Inc.
	9.875% 09/01/18 (c)	2,699,000	2,904,799
WellPoint, Inc.
	7.000% 02/15/19	960,000	1,141,408
			4,046,207
Medical-Hospitals – 1.2%
Capella Healthcare, Inc.
	9.250% 07/01/17 (c)	410,000	442,800
Community Health Systems, Inc.
	2.544% 07/25/14	1,798,463	1,786,665
HCA, Inc.
	1.553% 11/16/12 (03/31/11) (b)(d)(e)	850,000	846,332
	7.250% 09/15/20	9,915,000	10,695,806
Health Management Association
	2.053% 02/28/14 (03/31/11) (b)(d)(e)	430,137	427,448
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (c)	1,002,000	1,025,798
Tenet Healthcare Corp.
	8.875% 07/01/19	2,635,000	2,997,312

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	7.750% 02/01/19 (c)	185,000	187,313
	8.000% 02/01/18	2,300,000	2,363,250
	8.000% 02/01/18 (c)	1,835,000	1,885,463
			22,658,187
Medical-Outpatient/Home Medical – 0.1%
Radiation Therapy Services, Inc.
	9.875% 04/15/17	1,513,000	1,558,390
			1,558,390
MRI/Medical Diagnostic Imaging – 0.1%
Carestream Health, Inc.
	1.000% 02/25/17 (b)(f)	700,000	695,667
	2.261% 04/30/13 (b)	700,000	696,937
Radnet Management, Inc.
	10.375% 04/01/18	455,000	456,138
			1,848,742
Physical Therapy/Rehab Centers – 0.1%
Healthsouth Corp.
	8.125% 02/15/20	1,694,000	1,833,755
ResCare, Inc.
	7.250% 12/22/16 (03/31/11) (b)(d)(e)	225,000	224,438
			2,058,193
Healthcare Services Total			33,470,725
Household Products/Wares – 1.3%
Consumer Products-Miscellaneous – 1.3%
Amscan Holdings, Inc.
	7.500% 12/02/17 (03/10/11) (b)(c)(d)(e)	648,375	657,047
Central Garden & Pet Co.
	8.250% 03/01/18	3,015,000	3,165,750
Jarden Corp.
	8.000% 05/01/16	975,000	1,067,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	4.250% 02/08/18 (03/09/11) (d)(e)	525,000	529,300
	6.875% 02/15/21 (c)	1,580,000	1,591,850
	7.125% 04/15/19 (c)	1,961,000	2,010,025
	7.750% 10/15/16 (c)	5,305,000	5,702,875
	8.250% 02/15/21 (c)	2,439,000	2,457,292
	9.000% 04/15/19 (c)	2,255,000	2,350,838

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (c)	4,559,000	5,106,080
			24,638,682
Household Products/Wares Total			24,638,682
Pharmaceuticals – 1.1%
Medical-Drugs – 0.8%
ConvaTec Healthcare E SA
	5.750% 12/22/16 (06/22/11) (d)(e)	675,000	679,219
	10.500% 12/15/18 (c)	4,610,000	4,921,175
Giant Funding Corp.
	8.250% 02/01/18 (c)	2,604,000	2,682,120
Patheon, Inc.
	8.625% 04/15/17 (c)	1,880,000	1,964,600
Valeant Pharmaceuticals International
	6.750% 10/01/17 (c)	1,050,000	1,086,750
	7.000% 10/01/20 (c)	2,805,000	2,899,668
			14,233,532
Medical-Generic Drugs – 0.1%
Mylan, Inc.
	6.000% 11/15/18 (c)	2,270,000	2,323,913
			2,323,913
Therapeutics – 0.2%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (c)	3,296,000	3,469,040
			3,469,040
Pharmaceuticals Total			20,026,485
CONSUMER NON-CYCLICAL TOTAL			164,955,020
DIVERSIFIED – 0.3%
Diversified Holding Companies – 0.3%
Affinion Group, Inc.
	5.000% 10/09/16 (07/05/11) (b)(d)(e)	249,372	251,373
EnCana Holdings Finance Corp.
	5.800% 05/01/14	3,840,000	4,269,239
IWCO Direct
	3.636% 08/07/14 (b)	275,000	235,125

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — (continued)
TASC, Inc.
	5.750% 12/18/15 (03/31/11) (b)(d)(e)	548,615	552,044
Diversified Holding Companies Total			5,307,781
DIVERSIFIED TOTAL			5,307,781
ENERGY – 10.1%
Coal – 0.4%
Coal – 0.4%
Arch Coal, Inc.
	7.250% 10/01/20	660,000	704,550
Consol Energy, Inc.
	8.000% 04/01/17 (c)	1,500,000	1,638,750
	8.250% 04/01/20 (c)	4,420,000	4,873,050
			7,216,350
Coal Total			7,216,350
Energy-Alternate Sources – 0.2%
Energy-Alternate Sources – 0.2%
Covanta Energy Corp.
	0.283% 02/10/14 (03/31/11) (b)(d)(e)	76,140	76,112
Power Sector Assets & Liabilities Management Corp.
	7.250% 05/27/19 (c)	1,500,000	1,719,300
	7.390% 12/02/24 (c)	1,390,000	1,587,598
			3,383,010
Energy-Alternate Sources Total			3,383,010
Oil & Gas – 7.7%
Oil & Gas Drilling – 0.2%
Laredo Petroleum, Inc.
	9.500% 02/15/19 (c)	4,452,000	4,663,470
			4,663,470
Oil Companies-Exploration & Production – 5.5%
Anadarko Petroleum Corp.
	5.950% 09/15/16	3,875,000	4,249,523
Berry Petroleum Co.
	6.750% 11/01/20	760,000	784,700
	8.250% 11/01/16	335,000	353,844
	10.250% 06/01/14	535,000	620,600
Brigham Exploration Co.
	8.750% 10/01/18 (c)	2,510,000	2,779,825
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (c)	4,144,000	4,413,360

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Chaparral Energy, Inc.
	8.250% 09/01/21 (c)	1,875,000	1,907,813
	9.875% 10/01/20 (c)	928,000	1,032,400
Chesapeake Energy Corp.
	6.125% 02/15/21	1,675,000	1,708,500
	6.625% 08/15/20	6,050,000	6,382,750
Comstock Resources, Inc.
	7.750% 04/01/19 (f)	664,000	664,000
	8.375% 10/15/17	357,000	369,941
Concho Resources, Inc./Midland TX
	7.000% 01/15/21	1,868,000	1,956,730
Continental Resources, Inc.
	7.125% 04/01/21	1,813,000	1,930,845
EXCO Resources, Inc.
	7.500% 09/15/18	4,716,000	4,704,210
Goodrich Petroleum Corp.
	8.875% 03/15/19 (c)	1,677,000	1,672,808
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (c)	3,265,000	3,395,600
	8.000% 02/15/20 (c)	2,375,000	2,547,187
KazMunayGas National Co.
	6.375% 04/09/21 (c)	2,300,000	2,337,375
	9.125% 07/02/18 (c)	6,930,000	8,359,312
NAK Naftogaz Ukraine
	9.500% 09/30/14	5,625,000	6,104,250
Newfield Exploration Co.
	6.625% 04/15/16	3,810,000	3,933,825
	6.875% 02/01/20	2,095,000	2,225,937
Nexen, Inc.
	5.875% 03/10/35	960,000	873,481
	7.500% 07/30/39	1,080,000	1,157,313
Oasis Petroleum, Inc.
	7.250% 02/01/19 (c)	1,209,000	1,233,180
Pemex Finance Ltd.
	9.150% 11/15/18	2,485,000	2,923,262
	10.610% 08/15/17	1,650,000	2,090,913
Petrobras International Finance Co.
	7.875% 03/15/19	6,980,000	8,226,342
PetroHawk Energy Corp.
	7.250% 08/15/18 (c)	1,813,000	1,878,721
	7.250% 08/15/18	1,895,000	1,961,325
	7.875% 06/01/15	6,420,000	6,805,200

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
QEP Resources, Inc.
	6.875% 03/01/21	2,810,000	2,943,475
Range Resources Corp.
	6.750% 08/01/20	2,335,000	2,463,425
	7.500% 05/15/16	1,590,000	1,661,550
	8.000% 05/15/19	1,115,000	1,227,894
Southwestern Energy Co.
	7.500% 02/01/18	1,595,000	1,814,313
Venoco, Inc.
	4.313% 05/07/14 (b)	897,339	894,535
	8.875% 02/15/19 (c)	504,000	511,560
			103,101,824
Oil Company-Integrated – 1.4%
Ecopetrol SA
	7.625% 07/23/19	5,000,000	5,787,500
Lukoil International Finance BV
	6.125% 11/09/20 (c)	2,300,000	2,322,423
Petroleos de Venezuela SA
	5.250% 04/12/17	10,080,000	5,846,400
	8.500% 11/02/17	6,800,000	4,624,000
Petroleos Mexicanos
	5.500% 01/21/21	5,000,000	5,000,000
Petroleum Co. of Trinidad & Tobago Ltd.
	9.750% 08/14/19 (c)	1,310,000	1,598,102
			25,178,425
Oil Refining & Marketing – 0.1%
United Refining Co.
	10.500% 02/28/18 (c)(f)	2,677,000	2,650,230
			2,650,230
Oil-Field Services – 0.5%
Gazprom International SA
	6.510% 03/07/22 (c)	4,235,000	4,393,812
	8.146% 04/11/18 (c)	4,085,000	4,720,708
			9,114,520
Oil & Gas Total			144,708,469
Oil & Gas Services – 0.5%
Oil-Field Services – 0.5%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	1,365,000	1,436,662

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Offshore Group Investments Ltd.
	11.500% 08/01/15 (c)	4,885,000	5,458,033
Trinidad Drilling Ltd.
	7.875% 01/15/19 (c)	1,913,000	2,014,656
Weatherford International Ltd.
	5.150% 03/15/13	14,000	14,791
			8,924,142
Oil & Gas Services Total			8,924,142
Pipelines – 1.3%
Pipelines – 1.3%
El Paso Corp.
	6.500% 09/15/20 (c)	3,477,000	3,737,775
	6.875% 06/15/14	2,970,000	3,245,539
	7.250% 06/01/18	3,803,000	4,278,375
Energy Transfer Equity LP
	7.500% 10/15/20	1,666,000	1,801,362
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	670,000	719,618
Plains All American Pipeline LP/PAA Finance Corp.
	8.750% 05/01/19	2,715,000	3,408,818
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	1,289,000	1,343,783
	9.375% 06/01/16	1,740,000	1,946,625
Southern Natural Gas Co.
	8.000% 03/01/32	885,000	1,058,866
Southern Star Central Corp.
	6.750% 03/01/16	680,000	693,600
TransCanada Pipelines Ltd.
	7.625% 01/15/39	575,000	714,419
Williams Companies, Inc.
	7.875% 09/01/21	763,000	953,660
			23,902,440
Pipelines Total			23,902,440
ENERGY TOTAL			188,134,411
FINANCIALS – 7.2%
Banks – 4.1%
Commercial Banks-Non U.S. – 0.6%
BES Investimento do Brasil SA
	5.625% 03/25/15 (c)	2,000,000	1,986,270

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lloyds Banking Group PLC
	6.267% 11/29/49 (11/14/16) (c)(d)(e)		150,000	115,125
	6.657% 01/29/49 (c)		230,000	175,375
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (c)		9,200,000	8,764,165
				11,040,935
Diversified Banking Institutional – 2.6%
Ally Financial, Inc.
	6.250% 12/01/17 (c)		2,930,000	3,058,188
	7.500% 09/15/20 (c)		3,430,000	3,747,275
	8.000% 03/15/20		13,008,000	14,650,260
Bank of America Corp.
	5.625% 07/01/20		11,780,000	12,227,212
Citigroup, Inc.
	5.375% 08/09/20		785,000	813,795
	6.010% 01/15/15		15,000	16,460
Fidelity National Infomation
	5.250% 07/18/16 (04/18/11) (b)(d)(e)		450,000	454,892
JPMorgan Chase & Co.
	4.400% 07/22/20		2,405,000	2,349,351
Morgan Stanley
	5.750% 01/25/21		6,895,000	7,087,398
	11.500% 10/22/20 (c)	BRL	6,285,000	3,796,385
				48,201,216
Diversified Financial Services – 0.9%
CIT Group, Inc.
	7.000% 05/01/17		17,100,000	17,228,250
				17,228,250
Banks Total				76,470,401
Diversified Financial Services – 2.4%
Diversified Financial Services – 0.2%
General Electric Capital Corp.
	6.875% 01/10/39		3,830,000	4,337,215
				4,337,215
Finance-Auto Loans – 0.5%
Ford Motor Co.
	3.020% 12/15/13 (b)		900,000	900,405
Ford Motor Credit Co., LLC
	5.750% 02/01/21		2,215,000	2,186,708

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	8.000% 12/15/16	6,025,000	6,824,300
			9,911,413
Finance-Consumer Loans – 0.4%
American General Finance
	7.250% 04/21/15 (b)	700,000	707,875
American General Finance Corp.
	6.900% 12/15/17	3,316,000	2,967,820
Conseco Financial Corp.
	7.500% 09/27/16	700,000	705,835
SLM Corp.
	6.250% 01/25/16	2,065,000	2,116,625
	8.000% 03/25/20	965,000	1,024,106
			7,522,261
Finance-Investment Banker/Broker – 0.4%
Autotrader.Com, Inc.
	4.750% 12/15/16	350,000	353,063
E*Trade Financial Corp.
	7.375% 09/15/13	815,000	817,037
	7.875% 12/01/15	2,180,000	2,190,900
	PIK,
	12.500% 11/30/17	2,830,000	3,353,550
			6,714,550
Finance-Leasing Company – 0.5%
International Lease Finance Corp.
	8.250% 12/15/20	1,965,000	2,186,062
	8.750% 03/15/17 (c)	2,560,000	2,924,800
	8.875% 09/01/17	3,210,000	3,675,450
			8,786,312
Finance-Other Services – 0.2%
ERAC USA Finance LLC
	2.750% 07/01/13 (c)	1,250,000	1,278,150
	5.250% 10/01/20 (c)	1,150,000	1,192,511
	7.000% 10/15/37 (c)	147,000	160,537
			2,631,198
Special Purpose Entity – 0.2%
Vnesheconombank Via VEB Finance Ltd.
	6.800% 11/22/25 (c)	4,400,000	4,442,519
			4,442,519
Diversified Financial Services Total			44,345,468

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance – 0.5%
Life/Health Insurance – 0.1%
Prudential Financial, Inc.
7.375% 06/15/19	1,680,000	1,997,355
		1,997,355
Multi-Line Insurance – 0.3%
ING Groep NV
5.775% 12/29/49 (12/08/15) (d)(e)	5,590,000	4,975,100
MetLife, Inc.
6.750% 06/01/16	1,520,000	1,764,462
		6,739,562
Mutual Insurance – 0.1%
Liberty Mutual Group, Inc.
10.750% 06/15/58 (c)	1,060,000	1,380,650
		1,380,650
Insurance Total		10,117,567
Real Estate – 0.2%
Real Estate Management/Services – 0.2%
Realogy Corp.
7.875% 02/15/19 (c)	673,000	674,682
Qatari Diar Finance QSC
5.000% 07/21/20 (c)	2,100,000	2,057,719
		2,732,401
Real Estate Total		2,732,401
Real Estate Investment Trusts (REITs) – 0.0%
REITS-Diversified – 0.0%
Duke Realty LP
8.250% 08/15/19	200	241
		241
Real Estate Investment Trusts (REITs) Total		241
FINANCIALS TOTAL		133,666,078
INDUSTRIALS – 3.2%
Aerospace & Defense – 0.4%
Aerospace/Defense – 0.2%
Embraer Overseas Ltd.
6.375% 01/15/20	500,000	527,500
Esterline Technologies Corp.
7.000% 08/01/20	210,000	219,975

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	2,590,000	2,920,225
			3,667,700
Aerospace/Defense-Equipment – 0.2%
Clarke American Corp.
	2.803% 06/30/14 (03/31/11) (b)(d)(e)	575,000	549,947
TransDigm, Inc.
	1.000% 12/06/16 (b)	425,000	427,745
	5.250% 02/14/17 (b)	400,000	403,332
	7.750% 12/15/18 (c)	2,520,000	2,715,300
			4,096,324
Aerospace & Defense Total			7,764,024
Building Materials – 0.4%
Building & Construction Products-Miscellaneous – 0.4%
Associated Materials LLC
	9.125% 11/01/17 (c)	1,205,000	1,302,906
Gibraltar Industries, Inc.
	8.000% 12/01/15	1,525,000	1,559,312
Interline Brands, Inc.
	7.000% 11/15/18	1,094,000	1,135,025
John Maneely Co.
	3.553% 12/09/13 (04/19/11) (b)(d)(e)	700,000	700,382
Nortek, Inc.
	11.000% 12/01/13	3,182,599	3,389,468
			8,087,093
Building Materials Total			8,087,093
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Commscope, Inc.
	5.750% 01/14/18	225,000	228,319
WireCo WorldGroup
	9.500% 05/15/17 (c)	1,490,000	1,586,850
			1,815,169
Electrical Components & Equipment Total			1,815,169
Environmental Control – 0.1%
Alternative Waste Technology – 0.0%
Darling International, Inc.
	8.500% 12/15/18 (c)	490,000	528,588
			528,588

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Hazardous Waste Disposal – 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16	1,800,000	1,912,500
			1,912,500
Environmental Control Total			2,441,088
Machinery-Diversified – 0.9%
Machinery-Farm – 0.3%
Case New Holland, Inc.
	7.875% 12/01/17 (c)	4,786,000	5,348,355
			5,348,355
Machinery-General Industry – 0.6%
CPM Holdings, Inc.
	10.625% 09/01/14 (c)	2,419,000	2,618,567
Manitowoc Co., Inc.
	7.125% 11/01/13	3,500,000	3,543,750
	8.500% 11/01/20	1,950,000	2,120,625
	9.500% 02/15/18	2,200,000	2,447,500
			10,730,442
Machinery-Material Handling – 0.0%
Columbus McKinnon Corp.
	7.875% 02/01/19 (c)	806,000	838,240
			838,240
Machinery-Diversified Total			16,917,037
Miscellaneous Manufacturing – 0.4%
Diversified Manufacturing Operators – 0.2%
Amsted Industries, Inc.
	8.125% 03/15/18 (c)	1,500,000	1,608,750
Boc Edwards, Inc.
	4.262% 05/31/16 (03/22/11) (b)(d)(e)	250,000	249,141
SPX Corp.
	6.875% 09/01/17 (c)	1,990,000	2,139,250
Tomkins PLC
	1.000% 09/29/16 (b)(f)	150,000	151,331
			4,148,472
Diversified Operations – 0.0%
Armstrong World Industries
	5.000% 05/23/17 (05/26/11) (b)(d)(e)	325,000	329,537
			329,537

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Filtration/Separate Products – 0.2%
Polypore International, Inc.
7.500% 11/15/17 (c)	2,310,000	2,390,850
		2,390,850
Miscellaneous Manufacturing Total		6,868,859
Packaging & Containers – 0.6%
Containers-Metal/Glass – 0.3%
Ardagh Packaging Finance PLC
7.375% 10/15/17 (c)	790,000	841,350
9.125% 10/15/20 (c)	1,715,000	1,882,213
Bway Holding Co.
5.500% 06/16/17 (04/18/11) (d)(e)	598,496	600,242
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	1,265,000	1,378,850
		4,702,655
Containers-Paper/Plastic – 0.3%
Berry Plastics Co.
2.284% 04/03/15	374,029	363,636
Graham Packaging Co. LP/GPC Capital Corp. I
6.750% 04/05/14 (03/31/11) (d)(e)	648,350	652,989
Graphic Packaging International, Inc.
7.875% 10/01/18	564,000	609,120
9.500% 06/15/17	4,017,000	4,458,870
		6,084,615
Packaging & Containers Total		10,787,270
Transportation – 0.3%
Transportation-Air Freight – 0.1%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (c)	690,000	734,850
		734,850
Transportation-Railroad – 0.2%
CSX Corp.
5.500% 04/15/41	2,765,000	2,705,127
Union Pacific Corp.
5.700% 08/15/18	1,440,000	1,619,607
		4,324,734
Transportation Total		5,059,584
INDUSTRIALS TOTAL		59,740,124
INFORMATION TECHNOLOGY – 0.9%
IT Services – 0.9%
Data Processing/Management – 0.9%
Attachmate Corp.
1.000% 03/02/17 (b)	150,000	148,500

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INFORMATION TECHNOLOGY — (continued)
First Data Corp.
3.010% 09/24/14 (b)	1,000,000	947,190
8.250% 01/15/21 (c)	1,971,000	1,961,145
8.875% 08/15/20 (c)	3,210,000	3,514,950
9.875% 09/24/15	2,160,000	2,181,220
12.625% 01/15/21 (c)	6,821,000	7,144,997
PIK,
10.550% 09/24/15	40,000	42,500
		15,940,502
IT Services Total		15,940,502
INFORMATION TECHNOLOGY TOTAL		15,940,502
TECHNOLOGY – 0.5%
Computers – 0.2%
Computer Services – 0.2%
SunGard Data Systems, Inc.
3.937% 02/28/16 (05/09/11) (d)(e)	562,350	566,497
7.375% 11/15/18 (c)	4,265,000	4,403,613
		4,970,110
Computers Total		4,970,110
Semiconductors – 0.3%
Electronic Components-Semiconductors – 0.3%
Amkor Technology, Inc.
7.375% 05/01/18	1,843,000	1,932,846
Freescale Semiconductor, Inc.
1.000% 12/01/16 (b)(f)	697,733	698,644
9.250% 04/15/18 (c)	1,775,000	1,979,125
Infor Enterprises
6.010% 07/28/15 (b)	725,000	717,750
		5,328,365
Semiconductors Total		5,328,365
TECHNOLOGY TOTAL		10,298,475
UTILITIES – 4.7%
Electric – 4.5%
Electric-Distribution – 0.2%
Majapahit Holding BV
7.875% 06/29/37 (c)	2,780,000	3,044,100
		3,044,100

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Generation – 0.1%
Edison Mission Energy
	7.000% 05/15/17		2,000,000	1,625,000
TXU Texas Competitive Electric Holdings Co., LLC
	3.803% 10/10/14 (04/11/11) (d)(e)		1,400,000	1,180,886
				2,805,886
Electric-Integrated – 3.3%
CenterPoint Energy Houston Electric LLC
	7.000% 03/01/14		675,000	769,530
CMS Energy Corp.
	5.050% 02/15/18		2,295,000	2,309,344
	6.875% 12/15/15		1,615,000	1,768,390
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38		895,000	1,065,833
Duke Energy Corp.
	3.950% 09/15/14		3,390,000	3,571,206
Duke Energy Ohio, Inc.
	5.450% 04/01/19		3,030,000	3,342,938
Empresas Publicas de Medellin ESP
	8.375% 02/01/21 (c)(g)	COP	8,400,000,000	4,425,087
Energy Future Holdings Corp.
	10.250% 01/15/20 (c)		3,200,000	3,332,326
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20		739,000	771,407
Florida Power Corp.
	6.400% 06/15/38		1,270,000	1,444,140
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (c)		2,415,000	2,638,388
Kansas City Power & Light Co.
	7.150% 04/01/19		835,000	988,777
Nevada Power Co.
	5.875% 01/15/15		3,740,000	4,146,085
	6.500% 05/15/18		9,575,000	10,985,474
	6.650% 04/01/36		950,000	1,079,288
Nisource Finance Corp.
	5.250% 09/15/17		8,415,000	8,908,649
Sierra Pacific Power Co.
	6.000% 05/15/16		2,535,000	2,861,262

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
TransAlta Corp.
	6.650% 05/15/18		6,340,000	7,102,011
				61,510,135
Independent Power Producer – 0.9%
AES Corp.
	7.750% 03/01/14		3,625,000	3,942,187
Calpine Corp.
	7.500% 02/15/21 (c)		2,050,000	2,096,125
Covanta Energy Corp.
	1.813% 02/10/14 (04/28/11) (b)(d)(e)		148,860	148,806
NRG Energy, Inc.
	7.375% 01/15/17		9,571,000	10,085,441
				16,272,559
Electric Total				83,632,680
Gas – 0.2%
Gas-Distribution – 0.2%
Nakilat, Inc.
	6.067% 12/31/33 (c)		3,260,000	3,276,300
Sempra Energy
	6.500% 06/01/16		310,000	355,209
				3,631,509
Gas Total				3,631,509
UTILITIES TOTAL				87,264,189

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,029,095,918)			1,081,143,859
Government & Agency Obligations – 30.8%
FOREIGN GOVERNMENT OBLIGATIONS – 24.7%
Banco Nacional de Desenvolvimento Economico e Social
	5.500% 07/12/20 (c)		2,850,000	2,871,375
Dominican Republic
	7.500% 05/06/21 (c)		725,000	746,750
European Investment Bank
	1.400% 06/20/17	JPY	1,097,000,000	14,015,169
	5.500% 12/07/11	GBP	5,250,000	8,834,871
Federal Republic of Germany
	4.250% 07/04/17	EUR	1,850,000	2,782,643
	6.000% 06/20/16	EUR	12,600,000	20,333,484

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Federative Republic of Brazil
	6.000% 01/17/17		85,000	95,073
	7.375% 02/03/15	EUR	3,950,000	6,248,254
	8.250% 01/20/34		6,960,000	9,162,840
	8.500% 09/24/12	EUR	480,000	725,567
	11.000% 08/17/40		4,700,000	6,321,500
	12.500% 01/05/22	BRL	10,275,000	7,262,532
Government of Canada
	3.750% 06/01/19	CAD	17,000,000	18,206,124
	8.000% 06/01/23	CAD	3,380,000	5,034,845
Government of Japan
	1.500% 09/20/18	JPY	330,000,000	4,199,191
Government of New Zealand
	6.000% 05/15/21	NZD	6,150,000	4,772,561
	6.500% 04/15/13	NZD	5,270,000	4,200,952
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	380,000,000	4,614,683
International Finance Corp.
	7.500% 02/28/13	AUD	2,675,000	2,833,810
Kingdom of Norway
	4.250% 05/19/17	NOK	87,185,000	16,257,133
Kingdom of Sweden
	3.750% 08/12/17	SEK	120,000,000	19,541,493
Pemex Project Funding Master Trust
	5.750% 03/01/18		10,370,000	10,921,767
Province of Cordoba
	12.375% 08/17/17 (c)		3,630,000	3,766,125
Republic of Argentina
	7.000% 10/03/15		1,940,000	1,838,150
	7.000% 04/17/17		2,660,000	2,364,740
	8.280% 12/31/33		10,277,522	8,838,669
	10.875% 01/26/21 (c)		2,115,000	1,977,525
Republic of Colombia
	8.125% 05/21/24		2,590,000	3,265,990
	9.750% 04/09/11		620,014	620,014
Republic of Croatia
	6.625% 07/14/20 (c)		1,395,000	1,435,106
Republic of El Salvador
	7.625% 02/01/41 (c)		1,500,000	1,481,250
Republic of Finland
	4.250% 07/04/15	EUR	2,720,000	4,038,352

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of France
	4.000% 04/25/13	EUR	7,845,000	11,345,232
	5.500% 04/25/29	EUR	5,920,000	9,745,734
Republic of Indonesia
	5.875% 03/13/20 (c)		12,125,000	13,004,062
	7.250% 04/20/15 (c)		3,000,000	3,412,500
	10.375% 05/04/14 (c)		8,180,000	9,938,700
	11.000% 09/15/25	IDR	89,650,000,000	11,297,943
	11.500% 09/15/19	IDR	20,600,000,000	2,739,073
Republic of Ireland
	4.500% 10/18/18	EUR	1,755,000	1,834,765
Republic of Italy
	4.500% 08/01/18	EUR	10,395,000	14,447,860
Republic of Lithuania
	5.125% 09/14/17 (c)		1,850,000	1,812,528
Republic of Panama
	6.700% 01/26/36		4,400,000	4,840,000
Republic of Peru
	7.840% 08/12/20 (c)	PEN	3,100,000	1,256,606
	8.750% 11/21/33		6,417,000	8,662,950
Republic of Philippines
	4.000% 01/15/21		9,354,000	8,912,491
	6.250% 01/14/36	PHP	94,000,000	1,940,920
Republic of Poland
	5.500% 10/25/19	PLN	8,700,000	2,891,509
	6.250% 10/24/15	PLN	29,480,000	10,496,165
	6.375% 07/15/19		1,470,000	1,634,636
Republic of South Africa
	8.250% 09/15/17	ZAR	37,000,000	5,297,087
Republic of Turkey
	5.625% 03/30/21		6,450,000	6,417,750
	6.000% 01/14/41		2,200,000	1,985,500
	7.000% 09/26/16		6,735,000	7,517,944
	7.375% 02/05/25		8,680,000	9,754,150
Republic of Uruguay
	3.700% 06/26/37	UYU	58,075,000	3,042,070
	4.250% 04/05/27	UYU	53,687,798	3,049,707
	PIK,
	7.875% 01/15/33		4,640,000	5,579,600

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Venezuela
	9.000% 05/07/23		14,654,000	9,766,891
	12.750% 08/23/22		3,006,000	2,540,070
Russian Federation
	3.625% 04/29/15 (c)		5,150,000	5,162,875
	7.500% 03/31/30		24,352,950	28,164,187
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	4,600,000	4,688,640
	6.000% 06/15/20	AUD	4,580,000	4,675,809
United Kingdom Treasury
	5.000% 03/07/18	GBP	7,100,000	12,853,867
	5.000% 03/07/25	GBP	2,510,000	4,499,474
United Mexican States
	5.125% 01/15/20		7,435,000	7,788,162
	6.050% 01/11/40		5,350,000	5,457,000
	8.500% 12/13/18	MXN	55,860,000	4,942,820
	11.375% 09/15/16		5,690,000	8,022,900
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				461,028,715
U.S. GOVERNMENT OBLIGATIONS — 6.1%
U.S. Treasury Bonds
	3.875% 08/15/40 (k)		15,391,000	13,818,225
	4.250% 11/15/40		12,563,000	12,050,668
	7.500% 11/15/24		3,000,000	4,163,907
U.S. Treasury Notes
	2.000% 01/31/16 (k)		12,710,000	12,649,424
	2.625% 08/15/20 (k)		7,100,000	6,674,000
	2.625% 11/15/20 (k)		11,250,000	10,525,781
	3.625% 02/15/21 (k)		11,022,000	11,216,604
	4.250% 09/30/12		15,000,000	15,893,550
	5.125% 05/15/16		18,000,000	20,612,808
U.S. Treasury STRIPS
	(l) 05/15/23		4,550,000	2,760,617
P.O.,
	(l) 11/15/13		2,250,000	2,186,438
U.S. GOVERNMENT OBLIGATIONS TOTAL				112,552,022
Total Government & Agency Obligations (cost of $544,795,232)				573,580,737
Mortgage-Backed Securities — 4.9%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/21		7,195,923	7,691,340
	10.500% 01/01/20		4,545	4,582

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	5.000% 09/01/37	7,246,257	7,624,259
	5.500% 11/01/36	5,040,625	5,404,833
	6.000% 10/01/36	2,024,783	2,209,680
	6.000% 02/01/37	6,705,734	7,318,081
	6.000% 08/01/37	10,195,179	11,097,498
	6.500% 12/01/31	12,065	13,667
	6.500% 05/01/32	15,195	17,212
	6.500% 01/01/33	10,459	11,848
	6.500% 05/01/33	40,316	45,669
	6.500% 11/01/36 (m)	13,137,497	14,717,516
	6.500% 11/01/37	6,488,610	7,250,732
	9.000% 04/01/16	26	26
	10.000% 04/01/14	26,506	26,916
TBA:
	4.000% 03/01/41 (f)	14,350,000	14,148,210
	4.500% 03/01/41 (f)	14,000,000	14,269,066
Government National Mortgage Association
	11.750% 08/15/13	3,086	3,113
Total Mortgage-Backed Securities (cost of $86,945,510)			91,854,248
Commercial Mortgage-Backed Securities — 3.2%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (03/01/11) (d)(e)	4,845,000	5,165,011
	5.201% 12/11/38	5,000,000	5,313,864
Deutsche Mortgage Securities, Inc.
	5.500% 04/25/33	4,166,783	4,198,873
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (03/01/11) (d)(e)	1,395,000	1,501,103
	5.444% 03/10/39	4,800,000	5,127,855
GS Mortgage Securities Corp. II
	4.751% 07/10/39	4,825,000	5,102,078
	5.553% 04/10/38 (03/01/11) (d)(e)	4,898,000	5,286,084
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	4,000,000	4,250,701
Morgan Stanley Capital I
	4.989% 08/13/42	4,825,000	5,151,523
	5.793% 08/12/41 (03/01/11) (d)(e)	3,575,000	3,866,041

		Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Reremic Trust
	5.804% 08/15/45 (03/01/11) (c)(d)(e)	8,200,000	8,923,172
Wachovia Bank Commercial Mortgage Trust
	5.203% 10/15/44 (03/01/11) (d)(e)	4,825,000	5,215,616
Total Commercial Mortgage-Backed Securities (cost of $54,627,605)			59,101,921
Collateralized Mortgage Obligations — 1.6%
BCAP LLC Trust
	5.068% 03/26/36 (03/01/11) (c)(d)(e)	1,504,159	1,241,264
	5.500% 05/26/35 (c)	2,245,000	2,210,416
Citigroup Mortgage Loan Trust, Inc.
	2.624% 10/25/33 (03/01/11) (c)(d)(e)	5,195,977	4,208,741
	2.829% 09/25/35 (03/01/11) (c)(d)(e)	973,314	768,918
	4.739% 03/25/36 (03/01/11) (c)(d)(e)	2,585,248	2,119,903
	5.445% 07/25/36 (03/01/11) (c)(d)(e)	4,185,000	4,011,423
	8.355% 12/25/35 (03/01/11) (c)(d)(e)	2,185,000	2,201,387
Credit Suisse Mortgage Capital Certificates
	2.717% 06/26/36 (03/01/11) (c)(d)(e)	2,390,000	1,739,294
	4.000% 08/27/37	7,330,000	6,734,437
RBSSP Resecuritization Trust
	4.000% 06/27/32 (03/01/11) (c)(d)(e)	4,077,735	4,113,416
Total Collateralized Mortgage Obligations (cost of $29,424,644)			29,349,199
Municipal Bonds — 1.1%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
Series 2004,
	7.358% 10/01/11 (04/01/11) (d)(e)(n)	2,820,000	2,324,075
CA Educational Facilities Authority
University of Southern California,
Series 2009,
	5.000% 10/01/38	2,940,000	2,883,787
CA Los Angeles Unified School District
Series 2009,
	5.750% 07/01/34	625,000	586,463

	Par (a)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA State
Series 2009,
7.550% 04/01/39	1,465,000	1,586,199
CALIFORNIA TOTAL		7,380,524
ILLINOIS — 0.3%
IL State
Series 2011,
5.877% 03/01/19 (f)	4,930,000	4,944,642
ILLINOIS TOTAL		4,944,642
MISSOURI — 0.2%
MO Health & Educational Facilities Authority
Washington University,
Series 2007 A,
5.000% 01/15/37	2,945,000	2,973,213
MISSOURI TOTAL		2,973,213
NEW YORK — 0.1%
NY New York City Transitional Finance Authority
Series 2011 C,
5.000% 11/01/39	2,945,000	2,900,678
NEW YORK TOTAL		2,900,678
TEXAS — 0.1%
TX State
Series 2007,
5.000% 04/01/37	2,940,000	2,953,642
TEXAS TOTAL		2,953,642
Total Municipal Bonds (cost of $21,322,517)		21,152,699
Asset-Backed Securities — 0.1%
GMAC Mortgage Corp.
4.865% 09/25/34 (03/01/11) (d)(e)	2,448,219	1,865,836

Total Asset-Backed Securities (cost of $2,448,219)		1,865,836

	Shares
Common Stock — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Six Flags Entertainment Corp. (o)	30,809	1,921,279
CONSUMER DISCRETIONARY TOTAL		1,921,279

Total Common Stock (cost of $2,346,754)		1,921,279

	Shares	Value ($)
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (c)(d)(g)(o)	40,765	408
Media Total		408
COMMUNICATIONS TOTAL		408

Total Preferred Stock (cost of $408)		408

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I Expires 03/23/19 (c)(g)(o)	46,584	466
Banks Total		466
FINANCIALS TOTAL		466

Total Warrants (cost of $466)		466

	Shares
Securities Lending Collateral — 1.7%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.293%) (p)	31,600,998	31,600,998

Total Securities Lending Collateral (cost of $31,600,998)		31,600,998

	Par ($)
Short-Term Obligation — 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/11, due 03/01/11 at 0.090% collateralized by a U.S. Government Agency obligation maturing 12/18/13, market value $19,557,175 (repurchase proceeds $19,172,048)	19,172,000	19,172,000

Total Short-Term Obligation (cost of $19,172,000)		19,172,000

Total Investments — 102.5% (cost of $1,821,780,271) (q)(r)		1,910,743,650

Obligation to Return Collateral for Securities Loaned — (1.7)%		(31,600,998)

Other Assets & Liabilities, Net — (0.8)%		(15,429,893)

Net Assets — 100.0%		1,863,712,759

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$65,703,029	$—	$65,703,029
Communications	—	255,184,707	103,250	255,287,957
Consumer Cyclical	—	94,839,789	6,504	94,846,293
Consumer Non-Cyclical	—	164,955,020	—	164,955,020
Diversified	—	5,307,781	—	5,307,781
Energy	—	188,134,411	—	188,134,411
Financials	—	133,666,078	—	133,666,078
Industrials	—	59,740,124	—	59,740,124
Information Technology	—	15,940,502	—	15,940,502
Technology	—	10,298,475	—	10,298,475
Utilities	—	87,264,189	—	87,264,189
Total Corporate Fixed-Income Bonds & Notes	—	1,081,034,105	109,754	1,081,143,859
Government & Agency Obligations
Foreign Government Obligations	—	461,028,715	—	461,028,715
U.S. Government Obligations	107,604,967	4,947,055	—	112,552,022
Total Government & Agency Obligations	107,604,967	465,975,770	—	573,580,737
Total Mortgage-Backed Securities	—	91,854,248	—	91,854,248
Total Commercial Mortgage-Backed Securities	—	59,101,921	—	59,101,921
Total Collateralized Mortgage Obligations	—	29,349,199	—	29,349,199
Total Municipal Bonds	—	21,152,699	—	21,152,699
Total Asset-Backed Securities	—	1,865,836	—	1,865,836
Total Common Stock	1,921,279	—	—	1,921,279
Total Preferred Stock	—	—	408	408
Total Warrants	—	—	466	466
Total Securities Lending Collateral	31,600,998	—	—	31,600,998
Total Short-Term Obligation	—	19,172,000	—	19,172,000
Total Investments	141,127,244	1,769,505,778	110,628	1,910,743,650
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	2,116,606	—	2,116,606
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(2,187,677)	—	(2,187,677)
Value of Credit Default Swap Contract – Depreciation	—	(205,150)	—	(205,150)
Unrealized Appreciation on Futures Contracts	313,506	—	—	313,506
Unrealized Depreciation on Futures Contracts	(281,703)	—	—	(281,703)
Total	$141,159,047	$1,769,229,557	$110,628	$1,910,499,232

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed-income bonds & notes classified as Level 3 are valued using the income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain preferred stock, warrants and corporate fixed-income bonds & notes classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ended February 28, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2011

Corporate Fixed-Income Bonds & Notes
Communications	$103,250	$—	$—	$—	$—	$—	$—	$—	$103,250
Consumer Cyclical	—	—	—	—	—	—	6,504	—	6,504
Warrants
Financials	466	—	—	—	—	—	—	—	466
Preferred Stock
Communications	408	—	—	—	—	—	—	—	408
	$104,124	$—	$—	$—	$—	$—	$6,504	$—	$110,628

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at February 28, 2011 which were valued using significant unobservable inputs (Level 3) amounted to $0.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage, as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$6,504	$6,504	$—

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)	Loan participation agreement.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid except for the following, amounted to $527,131,336, which represents 28.3% of net assets.

		Acquisition	Par/Shares/
	Security	Date	Units	Cost	Value
	CMP Susquehanna Corp., 3.312% 05/15/14	03/26/09	$175,000	$157,266	$103,250
	CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	40,765	408	408
	CNB Capital Trust I Warrants Expires 03/23/19	03/26/09	46,584	466	466
	Six Flags, Inc. 9.625% 06/01/14	12/16/04	$1,557,000	—	—
$104,124

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(e)	Parenthetical date represents the next interest rate reset date for the security.

(f)	Securities purchased on a delayed delivery basis.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $4,535,715, which represents 0.2% of net assets.

(h)	Security has no value.

(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2011, the value of this security amounted to $6,504, which represents less than 0.1% of net assets.

(k)	All or a portion of these securities were on loan at February 28, 2011. The total market value of securities on loan at February 28, 2011 was $2,914,480.

(l)	Zero coupon bond.

(m)	A portion of this security with a market value of $3,264,999 is pledged as collateral for open futures contracts.

(n)	The issuer is in default of certain debt covenants. Income is being partially accrued. At February 28, 2011, the value of this security amounted to $2,324,075 which represents 0.1% of net assets.

(o)	Non-income producing security.

(p)	Investment made with cash collateral received from securities lending activity.

(q)	Cost for federal income tax purposes is $1,826,672,401.

(r)	Unrealized appreciation and depreciation at February 28, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized			Net Unrealized
	Appreciation	Depreciation			Appreciation
	$102,825,550		$(18,754,301)		$84,071,249

Forward foreign currency exchange contracts outstanding on February 28, 2011 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	AUD	$9,447,415	$9,277,804	03/16/11	$169,611
JPMorgan Chase	AUD	27,443	27,008	03/16/11	435
State Street Bank and Trust Company	CAD	14,217,285	13,975,482	03/16/11	241,803
HSBC	CHF	713,679	705,608	03/16/11	8,071
HSBC	CHF	115,179	115,133	03/16/11	46
State Street Bank and Trust Company	EUR	4,776,609	4,676,227	03/15/11	100,382
Goldman Sachs & Co.	EUR	14.306.192	14,200,034	03/16/11	106,158
JPMorgan Chase	GBP	14,078,164	14,079,702	03/16/11	(1,538)
UBS Securities LLC	JPY	14,237,579	14,031,748	03/16/11	205,831
UBS Securities LLC	JPY	9,314,983	9,309,646	03/16/11	5,337
HSBC	NOK	24,308,128	23,263,995	03/16/11	1,044,133
Barclays Bank PLC	SEK	118,494	117,128	03/16/11	1,366
					$1,881,635

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	AUD	$81,312	$81,320	03/16/11	$8
State Street Bank and Trust Company	CAD	14,217,285	14,025,061	03/16/11	(192,224)
HSBC	CHF	24,331,809	23,289,887	03/16/11	(1,041,922)
State Street Bank and Trust Company	EUR	12,521,007	12,259,236	03/15/11	(261,771)
Goldman Sachs & Co.	EUR	14,306,192	13,960,821	03/16/11	(345,371)
JPMorgan Chase	GBP	14,078,164	14,012,554	03/16/11	(65,610)
HSBC	NOK	693,396	684,842	03/16/11	(8,554)
HSBC	NOK	9,562,482	9,569,719	03/16/11	7,237
UBS Securities LLC	NZD	9,175,500	9,391,072	03/07/11	215,572
JPMorgan Chase	NZD	9,396,795	9,384,889	03/16/11	(11,906)
Barclays Bank PLC	SEK	9,555,113	9,296,332	03/16/11	(258,781)
Barclays Bank PLC	SEK	4,593,662	4,604,278	03/16/11	10,616
					$(1,952,706)

At February 28, 2011, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil 12.250% 03/06/30	Buy	1.470%	09/20/14	$10,000,000	$—	$(205,150)

At February 28, 2011, the Fund held the following open long futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
30 Year U.S. Treasury Bonds	114	$13,719,187	$13,661,570	Jun-2011	$57,617
Ultra Long Term U.S. Treasury Bond	411	50,797,031	50,541,142	Jun-2011	255,889
					$313,506

At February 28, 2011, the Fund held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
10 Year U.S. Treasury Notes	1,270	$151,189,531	$151,047,577	Jun-2011	$(141,954)
5 Year U.S. Treasury Notes	61	7,133,188	7,110,643	Jun-2011	(22,545)
2 Year U.S. Treasury Notes	495	108,056,954	107,939,750	Jun-2011	(117,204)
					$(281,703)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PIK	Payment-In-Kind
PLN	Polish Zloty
PO	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UYU	Uruguayan Peso
ZAR	South African Rand

INVESTMENT PORTFOLIO

February 28, 2011 (Unaudited)	Columbia High Yield Opportunity Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 92.9%
BASIC MATERIALS — 7.3%
Chemicals — 4.5%
Agricultural Chemicals — 0.7%
CF Industries, Inc.
	6.875% 05/01/18	1,840,000	2,028,600
	7.125% 05/01/20	84,000	94,080
			2,122,680
Chemicals-Diversified — 1.6%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (a)	102,000	106,335
Chemtura Corp.
	7.875% 09/01/18 (a)	369,000	393,908
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	2,253,000	2,540,257
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (a)	810,000	861,638
NOVA Chemicals Corp.
	8.375% 11/01/16	500,000	548,750
	8.625% 11/01/19	805,000	889,525
			5,340,413
Chemicals-Plastics — 1.0%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	2,610,000	2,802,487
	9.000% 11/15/20 (a)	485,000	515,919
			3,318,406
Chemicals-Specialty — 1.2%
MacDermid, Inc.
	9.500% 04/15/17 (a)	1,000,000	1,062,500
Nalco Co.
	6.625% 01/15/19 (a)	1,575,000	1,628,156
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)	960,000	1,027,200
			3,717,856
Chemicals Total			14,499,355
Forest Products & Paper — 0.7%
Paper & Related Products — 0.7%
Cascades, Inc.
	7.750% 12/15/17	1,630,000	1,705,388

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Verso Paper Holdings LLC/Verso Paper, Inc.
8.750% 02/01/19 (a)	544,000	568,480
		2,273,868
Forest Products & Paper Total		2,273,868
Iron/Steel — 0.6%
Steel-Producers — 0.6%
United States Steel Corp.
7.000% 02/01/18	1,520,000	1,584,600
7.375% 04/01/20	350,000	369,250
		1,953,850
Iron/Steel Total		1,953,850
Metals & Mining — 1.5%
Diversified Minerals — 0.8%
FMG Resources August 2006 Pty Ltd.
6.375% 02/01/16 (a)	770,000	781,550
7.000% 11/01/15 (a)	1,687,000	1,757,716
		2,539,266
Metal-Aluminum — 0.7%
Novelis, Inc.
8.375% 12/15/17 (a)	1,120,000	1,234,800
8.750% 12/15/20 (a)	1,120,000	1,234,800
		2,469,600
Metals & Mining Total		5,008,866
BASIC MATERIALS TOTAL		23,735,939
COMMUNICATIONS — 24.3%
Advertising — 0.8%
Advertising Agencies — 0.8%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	385,000	418,206
10.000% 07/15/17	1,750,000	2,069,375
		2,487,581
Advertising Total		2,487,581
Diversified Consumer Services — 0.4%
Consumer Products-Miscellaneous — 0.4%
Visant Corp.
10.000% 10/01/17	524,000	567,230
7.000% 09/22/16 (04/25/11) (b)(c)(d)	723,188	731,624
		1,298,854
Diversified Consumer Services Total		1,298,854
Media — 9.9%
Broadcast Services/Programs — 1.5%
Clear Channel Communications, Inc.
9.000% 03/01/21 (a)	2,505,000	2,545,706

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	2,075,000	2,308,438
			4,854,144
Cable TV — 3.6%
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (a)	40,000	42,300
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.000% 01/15/19	2,110,000	2,146,925
	8.125% 04/30/20	1,289,000	1,392,120
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	1,610,000	1,702,575
DISH DBS Corp.
	7.875% 09/01/19	3,078,000	3,335,782
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	705,000	779,025
Virgin Media Finance PLC
	9.500% 08/15/16	2,230,000	2,572,863
			11,971,590
Radio — 1.5%
CMP Susquehanna Corp.
	3.312% 05/15/14 (05/09/11)(a)(b)(c)(e)	112,000	66,080
Salem Communications Corp.
	9.625% 12/15/16	1,510,000	1,657,225
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	835,000	924,763
XM Satellite Radio, Inc.
	7.625% 11/01/18 (a)	2,041,000	2,158,357
			4,806,425
Television — 3.3%
Belo Corp.
	8.000% 11/15/16	840,000	916,650
Entravision Communications Corp.
	8.750% 08/01/17	1,910,000	2,062,800
Gray Television, Inc.
	10.500% 06/29/15	1,310,000	1,391,875
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	2,309,000	2,591,852
Univision Communications, Inc.
	7.875% 11/01/20 (a)	1,580,000	1,694,550

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	8.500% 05/15/21 (a)	2,000,000	2,080,000
			10,737,727
Media Total			32,369,886
Telecommunication Services — 13.2%
Cellular Telecommunications — 5.0%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	1,401,000	1,506,075
	12.000% 12/01/17 (a)	889,000	960,120
MetroPCS Wireless, Inc.
	6.625% 11/15/20	935,000	910,456
	7.875% 09/01/18	1,620,000	1,701,000
Nextel Communications, Inc.
	7.375% 08/01/15	582,000	583,455
NII Capital Corp.
	10.000% 08/15/16	600,000	679,500
Sprint Capital Corp.
	6.875% 11/15/28	1,275,000	1,149,094
	6.900% 05/01/19	452,000	455,955
Sprint Nextel Corp.
	8.375% 08/15/17	3,797,000	4,209,924
Wind Acquisition Finance SA
	7.250% 02/15/18 (a)	1,030,000	1,071,200
	11.750% 07/15/17 (a)	2,816,000	3,231,360
	11.750% 07/15/17 (a)(e)(f)(g)	2,816,000	—
			16,458,139
Media — 2.1%
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	2,643,000	2,854,440
	11.500% 05/01/16	1,251,000	1,473,052
Quebecor Media, Inc.
	7.750% 03/15/16	2,365,000	2,459,600
			6,787,092
Satellite Telecommunications — 0.2%
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (a)	785,000	806,588
			806,588
Telecommunication Equipment — 0.6%
Avaya, Inc.
	7.000% 04/01/19 (a)	1,105,000	1,093,950

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CommScope, Inc.
	8.250% 01/15/19 (a)	697,000	723,137
			1,817,087
Telecommunication Services — 1.3%
ITC Deltacom, Inc.
	10.500% 04/01/16	858,000	941,655
PAETEC Holding Corp.
	8.875% 06/30/17	785,000	851,725
	9.500% 07/15/15	104,000	109,590
	9.875% 12/01/18 (a)	955,000	1,029,013
West Corp.
	7.875% 01/15/19 (a)	1,125,000	1,161,562
			4,093,545
Telephone-Integrated — 3.5%
Cincinnati Bell, Inc.
	8.250% 10/15/17	1,690,000	1,706,900
	8.375% 10/15/20	501,000	494,738
Frontier Communications Corp.
	8.500% 04/15/20	175,000	194,250
Integra Telecom Holdings, Inc.
	10.750% 04/15/16 (a)	651,000	706,335
Level 3 Financing, Inc.
	8.750% 02/15/17	1,125,000	1,105,312
	9.250% 11/01/14	510,000	526,575
Qwest Corp.
	7.500% 10/01/14	935,000	1,070,575
	7.500% 06/15/23	2,260,000	2,265,650
Windstream Corp.
	8.125% 09/01/18	630,000	674,100
	8.625% 08/01/16	2,680,000	2,834,100
			11,578,535
Wireless Equipment — 0.5%
Crown Castle International Corp.
	9.000% 01/15/15	870,000	978,750

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
SBA Telecommunications, Inc.
8.250% 08/15/19	540,000	595,350
		1,574,100
Telecommunication Services Total		43,115,086
COMMUNICATIONS TOTAL		79,271,407
CONSUMER CYCLICAL — 10.3%
Auto Manufacturers — 0.0%
Auto-Medium & Heavy Duty Trucks — 0.0%
Oshkosh Corp.
8.500% 03/01/20	82,000	92,455
		92,455
Auto Manufacturers Total		92,455
Auto Parts & Equipment — 1.7%
Auto/Truck Parts & Equipment-Original — 1.7%
Accuride Corp.
9.500% 08/01/18	315,000	351,225
Dana Holding Corp.
6.500% 02/15/19	245,000	246,837
6.750% 02/15/21	1,599,000	1,624,984
Lear Corp.
7.875% 03/15/18	1,010,000	1,111,000
8.125% 03/15/20	140,000	156,100
Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (a)	210,000	233,625
Tenneco, Inc.
7.750% 08/15/18	202,000	217,403
TRW Automotive, Inc.
7.000% 03/15/14 (a)	1,475,000	1,622,500
		5,563,674
Auto Parts & Equipment Total		5,563,674
Distribution/Wholesale — 0.3%
Distribution/Wholesale — 0.3%
McJunkin Red Man Corp.
9.500% 12/15/16 (a)	1,080,000	1,058,400
		1,058,400
Distribution/Wholesale Total		1,058,400
Entertainment — 3.1%
Casino Hotels — 1.0%
Boyd Gaming Corp.
9.125% 12/01/18 (a)	2,197,000	2,317,835

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	990,000	1,086,525
			3,404,360
Casino Services — 0.3%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	876,000	869,430
			869,430
Gambling (Non-Hotel) — 0.8%
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	3,645,000	2,478,600
			2,478,600
Racetracks — 0.3%
Speedway Motorsports, Inc.
	6.750% 02/01/19 (a)	176,000	178,640
	8.750% 06/01/16	850,000	926,500
			1,105,140
Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (a)	465,000	506,850
Six Flags, Inc.
	9.625% 06/01/14 (a)(e)(f)(g)	950,000	—
			506,850
Theaters — 0.6%
AMC Entertainment, Inc.
	9.750% 12/01/20 (a)	1,000,000	1,072,500
Regal Cinemas Corp.
	8.625% 07/15/19	456,000	489,060
Regal Entertainment Group
	9.125% 08/15/18	280,000	298,900
			1,860,460
Entertainment Total			10,224,840
Home Builders — 0.9%
Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.
	9.125% 06/15/18	1,366,000	1,413,810
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	750,000	812,812
	11.875% 10/15/15	825,000	812,625
			3,039,247
Home Builders Total			3,039,247

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.2%
Home Furnishings — 0.2%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	650,000	697,125
Simmons Co.
PIK,
7.351% 02/15/12 (d)(e)(h)	1,922,817	4,807
		701,932
Home Furnishings Total		701,932
Lodging — 2.5%
Casino Hotels — 1.8%
MGM Resorts International
9.000% 03/15/20	1,000,000	1,102,500
11.375% 03/01/18	725,000	822,875
Pokagon Gaming Authority
10.375% 06/15/14 (a)	1,070,000	1,115,475
Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	310,000	305,356
7.804% 10/01/20 (a)	1,785,000	1,760,474
Seneca Gaming Corp.
8.250% 12/01/18 (a)	790,000	817,650
		5,924,330
Hotels & Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	1,395,000	1,510,088
Wyndham Worldwide Corp.
6.000% 12/01/16	500,000	532,411
		2,042,499
Lodging Total		7,966,829
Office Furnishings — 0.1%
Office Furnishings-Original — 0.1%
Interface, Inc.
7.625% 12/01/18 (a)	265,000	280,569
		280,569
Office Furnishings Total		280,569
Retail — 1.5%
Retail-Apparel/Shoe — 0.5%
Limited Brands, Inc.
8.500% 06/15/19	1,290,000	1,477,050
		1,477,050

8

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Drug Stores — 0.1%
Rite Aid Corp.
8.000% 08/15/20	400,000	432,500
		432,500
Retail-Mail Order — 0.2%
QVC, Inc.
7.125% 04/15/17 (a)	255,000	271,575
7.375% 10/15/20 (a)	220,000	233,200
		504,775
Retail-Toy Store — 0.7%
Toys R Us, Inc.
7.375% 10/15/18	2,265,000	2,270,662
		2,270,662
Retail-Vitamins/Nutritional Supplements — 0.0%
NBTY, Inc.
9.000% 10/01/18 (a)	125,000	135,625
		135,625
Retail Total		4,820,612
CONSUMER CYCLICAL TOTAL		33,748,558
CONSUMER NON-CYCLICAL — 12.3%
Beverages — 0.3%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
8.125% 09/01/18	435,000	468,169
8.375% 11/15/17	400,000	431,000
		899,169
Beverages Total		899,169
Commercial Services — 4.1%
Commercial Services — 0.0%
Brickman Group Holdings, Inc.
9.125% 11/01/18 (a)	92,000	97,750
		97,750
Commercial Services-Finance — 0.8%
Cardtronics, Inc.
8.250% 09/01/18	970,000	1,047,600
Interactive Data Corp.
10.250% 08/01/18 (a)	1,505,000	1,685,600
		2,733,200
Rental Auto/Equipment — 3.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250% 01/15/19	1,295,000	1,374,319

9

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Hertz Corp.
7.375% 01/15/21 (a)	1,142,000	1,190,535
7.500% 10/15/18 (a)	980,000	1,033,900
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250% 02/01/21 (a)	485,000	511,675
9.500% 12/01/14	1,168,000	1,226,400
United Rentals North America, Inc.
8.375% 09/15/20	1,915,000	2,027,506
9.250% 12/15/19	2,420,000	2,752,750
		10,117,085
Security Services — 0.2%
Garda World Security Corp.
9.750% 03/15/17 (a)	435,000	468,712
		468,712
Commercial Services Total		13,416,747
Food — 0.4%
Food-Dairy Products — 0.2%
Dean Foods Co.
9.750% 12/15/18 (a)	537,000	557,138
		557,138
Food-Miscellaneous/Diversified — 0.2%
Michael Foods, Inc.
9.750% 07/15/18 (a)	586,000	638,740
		638,740
Food-Wholesale/Distributor — 0.0%
U.S. Foodservice
PIK,
10.250% 06/30/15 (a)	91,000	93,730
		93,730
Food Total		1,289,608
Health Care Equipment & Services — 0.5%
Healthcare Device and Pharmaceutical Manufacturers — 0.5%
inVentiv Health, Inc.
10.000% 08/15/18 (a)	1,502,000	1,539,550
		1,539,550
Health Care Equipment & Services Total		1,539,550
Healthcare Products — 0.2%
Medical Products — 0.2%
Hanger Orthopedic Group, Inc.
7.125% 11/15/18	708,000	727,470
		727,470
Healthcare Products Total		727,470

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 3.7%
Medical Labs & Testing Services — 0.1%
American Renal Holdings Co., Inc.
	8.375% 05/15/18	215,000	224,944
			224,944
Medical-HMO — 0.3%
Multiplan, Inc.
	9.875% 09/01/18 (a)	909,000	978,311
			978,311
Medical-Hospitals — 2.5%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	165,000	178,200
HCA, Inc.
	7.250% 09/15/20	4,562,000	4,921,257
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (a)	401,000	410,524
Tenet Healthcare Corp.
	8.875% 07/01/19	1,050,000	1,194,375
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	7.750% 02/01/19 (a)	90,000	91,125
	8.000% 02/01/18	740,000	760,350
	8.000% 02/01/18 (a)	700,000	719,250
			8,275,081
Medical-Outpatient/Home Medical — 0.2%
Radiation Therapy Services, Inc.
	9.875% 04/15/17	593,000	610,790
			610,790
MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc.
	10.375% 04/01/18	180,000	180,450
			180,450
Physical Therapy/Rehab Centers — 0.5%
Healthsouth Corp.
	8.125% 02/15/20	726,000	785,895
	10.750% 06/15/16	1,030,000	1,102,100
			1,887,995
Healthcare Services Total			12,157,571
Household Products/Wares — 0.8%
Consumer Products-Miscellaneous — 0.8%
Central Garden & Pet Co.
	8.250% 03/01/18	400,000	420,000

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	1,915,000	2,144,800
			2,564,800
Household Products/Wares Total			2,564,800
Pharmaceuticals — 2.3%
Medical-Drugs — 1.6%
ConvaTec Healthcare E SA
	10.500% 12/15/18 (a)	1,494,000	1,594,845
Giant Funding Corp.
	8.250% 02/01/18 (a)	1,036,000	1,067,080
Patheon, Inc.
	8.625% 04/15/17 (a)	825,000	862,125
Valeant Pharmaceuticals International
	6.750% 10/01/17 (a)	420,000	434,700
	7.000% 10/01/20 (a)	1,180,000	1,219,825
			5,178,575
Medical-Generic Drugs — 0.3%
Mylan, Inc.
	6.000% 11/15/18 (a)	915,000	936,731
			936,731
Therapeutics — 0.4%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (a)	1,315,000	1,384,038
			1,384,038
Pharmaceuticals Total			7,499,344
CONSUMER NON-CYCLICAL TOTAL			40,094,259
ENERGY — 14.0%
Coal — 0.9%
Coal — 0.9%
Arch Coal, Inc.
	7.250% 10/01/20	106,000	113,155
Consol Energy, Inc.
	8.000% 04/01/17 (a)	880,000	961,400
	8.250% 04/01/20 (a)	1,785,000	1,967,962
			3,042,517
Coal Total			3,042,517

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — 10.1%
Oil Companies-Exploration & Production — 9.8%
Anadarko Petroleum Corp.
	6.375% 09/15/17	1,870,000	2,078,793
Berry Petroleum Co.
	6.750% 11/01/20	305,000	314,913
	8.250% 11/01/16	135,000	142,594
	10.250% 06/01/14	240,000	278,400
Brigham Exploration Co.
	8.750% 10/01/18 (a)	735,000	814,012
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	1,649,000	1,756,185
Chaparral Energy, Inc.
	8.250% 09/01/21 (a)	755,000	768,213
	9.875% 10/01/20 (a)	367,000	408,288
Chesapeake Energy Corp.
	6.125% 02/15/21	665,000	678,300
	6.625% 08/15/20	2,400,000	2,532,000
Comstock Resources, Inc.
	7.750% 04/01/19 (i)	260,000	260,000
	8.375% 10/15/17	892,000	924,335
Concho Resources, Inc./Midland TX
	7.000% 01/15/21	747,000	782,482
	8.625% 10/01/17	850,000	937,125
Continental Resources, Inc.
	7.125% 04/01/21	736,000	783,840
EXCO Resources, Inc.
	7.500% 09/15/18	1,913,000	1,908,217
Goodrich Petroleum Corp.
	8.875% 03/15/19 (a)	666,000	664,335
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.625% 04/15/21 (a)	1,277,000	1,347,235
	7.750% 11/01/15 (a)	1,455,000	1,513,200
Laredo Petroleum, Inc.
	9.500% 02/15/19 (a)	1,788,000	1,872,930
Newfield Exploration Co.
	6.625% 04/15/16	1,170,000	1,208,025
Oasis Petroleum, Inc.
	7.250% 02/01/19 (a)	487,000	496,740
PetroHawk Energy Corp.
	7.250% 08/15/18 (a)	701,000	726,411
	7.250% 08/15/18	750,000	776,250
	7.875% 06/01/15	2,770,000	2,936,200

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
QEP Resources, Inc.
	6.875% 03/01/21	1,105,000	1,157,487
Quicksilver Resources, Inc.
	8.250% 08/01/15	485,000	499,550
Range Resources Corp.
	6.750% 08/01/20	945,000	996,975
	7.500% 05/15/16	640,000	668,800
	8.000% 05/15/19	480,000	528,600
Southwestern Energy Co.
	7.500% 02/01/18	655,000	745,063
Venoco, Inc.
	8.875% 02/15/19 (a)	199,000	201,985
			31,707,483
Oil Refining & Marketing — 0.3%
United Refining Co.
	10.500% 02/28/18 (a)(i)	1,056,000	1,045,440
			1,045,440
Oil & Gas Total			32,752,923
Oil & Gas Services — 1.1%
Oil-Field Services — 1.1%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	546,000	574,665
Offshore Group Investments Ltd.
	11.500% 08/01/15 (a)	1,960,000	2,189,917
Trinidad Drilling Ltd.
	7.875% 01/15/19 (a)	764,000	804,599
			3,569,181
Oil & Gas Services Total			3,569,181
Pipelines — 1.9%
Pipelines — 1.9%
El Paso Corp.
	6.500% 09/15/20 (a)	2,028,000	2,180,100
	6.875% 06/15/14	340,000	371,543
	7.250% 06/01/18	787,000	885,375
Energy Transfer Equity LP
	7.500% 10/15/20	1,361,000	1,471,581
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	525,000	547,313
	9.375% 06/01/16	480,000	537,000

14

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Southern Star Central Corp.
6.750% 03/01/16	315,000	321,300
		6,314,212
Pipelines Total		6,314,212
ENERGY TOTAL		45,678,833
FINANCIALS — 9.0%
Banks — 2.3%
Diversified Financial Services — 2.3%
Capital One Capital IV
6.745% 02/05/82 (02/17/32) (b)(c)	1,115,000	1,115,000
CIT Group, Inc.
7.000% 05/01/17	6,375,000	6,422,812
		7,537,812
Banks Total		7,537,812
Diversified Financial Services — 5.8%
Diversified Banking Institutional — 2.2%
Ally Financial, Inc.
6.250% 12/01/17 (a)	1,165,000	1,215,969
7.500% 09/15/20 (a)	950,000	1,037,875
8.000% 03/15/20	4,398,000	4,953,247
		7,207,091
Finance-Auto Loans — 1.0%
Ford Motor Credit Co., LLC
5.750% 02/01/21	3,180,000	3,139,382
		3,139,382
Finance-Consumer Loans — 0.7%
American General Finance Corp.
6.900% 12/15/17	1,282,000	1,147,390
SLM Corp.
6.250% 01/25/16	820,000	840,500
8.000% 03/25/20	385,000	408,581
		2,396,471
Finance-Investment Banker/Broker — 0.8%
E*Trade Financial Corp.
7.375% 09/15/13	325,000	325,813
7.875% 12/01/15	870,000	874,350
PIK,
12.500% 11/30/17	1,150,000	1,362,750
		2,562,913
Finance-Leasing Company — 1.1%
International Lease Finance Corp.
8.250% 12/15/20	785,000	873,313
8.750% 03/15/17 (a)	1,019,000	1,164,207

15

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
8.875% 09/01/17	1,260,000	1,442,700
		3,480,220
Diversified Financial Services Total		18,786,077
Insurance — 0.8%
Multi-Line Insurance — 0.8%
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	3,135,000	2,790,150
		2,790,150
Insurance Total		2,790,150
Real Estate — 0.1%
Real Estate Management/Services — 0.1%
Realogy Corp.
7.875% 02/15/19 (a)	272,000	272,680
		272,680
Real Estate Total		272,680
FINANCIALS TOTAL		29,386,719
INDUSTRIALS — 8.4%
Aerospace & Defense — 0.7%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.
7.000% 08/01/20	85,000	89,037
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	1,100,000	1,240,250
		1,329,287
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc.
7.750% 12/15/18 (a)	999,000	1,076,423
		1,076,423
Aerospace & Defense Total		2,405,710
Building Materials — 0.9%
Building & Construction Products-Miscellaneous — 0.9%
Associated Materials LLC
9.125% 11/01/17 (a)	480,000	519,000
Gibraltar Industries, Inc.
8.000% 12/01/15	620,000	633,950
Interline Brands, Inc.
7.000% 11/15/18	448,000	464,800

16

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Nortek, Inc.
11.000% 12/01/13	1,257,933	1,339,699
		2,957,449
Building Materials Total		2,957,449
Electrical Components & Equipment — 0.2%
Wire & Cable Products — 0.2%
WireCo WorldGroup
9.500% 05/15/17 (a)	660,000	702,900
		702,900
Electrical Components & Equipment Total		702,900
Environmental Control — 0.4%
Alternative Waste Technology — 0.1%
Darling International, Inc.
8.500% 12/15/18 (a)	195,000	210,356
		210,356
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.
7.625% 08/15/16	877,000	931,813
		931,813
Environmental Control Total		1,142,169
Machinery-Diversified — 2.1%
Machinery-Farm — 0.7%
Case New Holland, Inc.
7.875% 12/01/17 (a)	1,947,000	2,175,772
		2,175,772
Machinery-General Industry — 1.3%
CPM Holdings, Inc.
10.625% 09/01/14 (a)	902,000	976,415
Manitowoc Co., Inc.
7.125% 11/01/13	1,495,000	1,513,687
8.500% 11/01/20	795,000	864,563
9.500% 02/15/18	850,000	945,625
		4,300,290
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
7.875% 02/01/19 (a)	319,000	331,760
		331,760
Machinery-Diversified Total		6,807,822
Miscellaneous Manufacturing — 0.9%
Diversified Manufacturing Operators — 0.6%
Amsted Industries, Inc.
8.125% 03/15/18 (a)	1,000,000	1,072,500

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
SPX Corp.
	6.875% 09/01/17 (a)	797,000	856,775
			1,929,275
Filtration/Separate Products — 0.3%
Polypore International, Inc.
	7.500% 11/15/17 (a)	920,000	952,200
			952,200
Miscellaneous Manufacturing Total			2,881,475
Packaging & Containers — 3.1%
Containers-Metal/Glass — 2.1%
Ardagh Packaging Finance PLC
	7.375% 10/15/17 (a)	315,000	335,475
	9.125% 10/15/20 (a)	685,000	751,788
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17	95,000	103,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	6.875% 02/15/21 (a)	640,000	644,800
	7.125% 04/15/19 (a)	2,083,000	2,135,075
	7.750% 10/15/16 (a)	861,000	925,575
	8.250% 02/15/21 (a)	988,000	995,410
	9.000% 04/15/19 (a)	945,000	985,162
			6,876,835
Containers-Paper/Plastic — 1.0%
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17	1,455,000	1,556,850
Graphic Packaging International, Inc.
	7.875% 10/01/18	231,000	249,480
	9.500% 06/15/17	1,250,000	1,387,500
			3,193,830
Packaging & Containers Total			10,070,665

18

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.1%
Transportation-Air Freight — 0.1%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (a)	272,000	289,680
		289,680
Transportation Total		289,680
INDUSTRIALS TOTAL		27,257,870
INFORMATION TECHNOLOGY — 1.8%
IT Services — 1.8%
Data Processing/Management — 1.8%
First Data Corp.
8.250% 01/15/21 (a)	753,000	749,235
8.875% 08/15/20 (a)	1,260,000	1,379,700
9.875% 09/24/15	843,000	851,430
12.625% 01/15/21 (a)	2,673,000	2,799,968
PIK,
10.550% 09/24/15	46,000	48,875
		5,829,208
IT Services Total		5,829,208
INFORMATION TECHNOLOGY TOTAL		5,829,208
TECHNOLOGY — 2.2%
Semiconductors — 1.7%
Electronic Components-Miscellaneous — 0.9%
NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	2,590,000	2,965,550
		2,965,550
Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc.
9.250% 06/01/16	1,640,000	1,738,400
Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	700,000	780,500
		2,518,900
Semiconductors Total		5,484,450
Software — 0.5%
Computer Services — 0.5%
Sungard Data Systems, Inc.
7.375% 11/15/18 (a)	1,705,000	1,760,412
		1,760,412
Software Total		1,760,412
TECHNOLOGY TOTAL		7,244,862

19

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — 3.3%
Electric — 3.3%
Electric-Generation — 0.2%
Edison Mission Energy
7.000% 05/15/17	800,000	650,000
		650,000
Electric-Integrated — 0.6%
CMS Energy Corp.
5.050% 02/15/18	915,000	920,719
Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	1,025,000	1,119,812
		2,040,531
Independent Power Producer — 2.5%
Calpine Corp.
7.500% 02/15/21 (a)	840,000	858,900
Energy Future Holdings Corp.
10.250% 01/15/20 (a)	1,450,000	1,509,961
NRG Energy, Inc.
7.375% 01/15/17	5,404,000	5,694,465
		8,063,326
Electric Total		10,753,857
UTILITIES TOTAL		10,753,857

Total Corporate Fixed-Income Bonds & Notes (cost of $286,267,461)		303,001,512

Municipal Bond — 0.8%
CALIFORNIA — 0.8%
CA Cabazon Band Mission Indians
Series 2004,
7.358% 10/01/11 (04/01/11) (b)(c)(j)	3,250,000	2,678,455
CALIFORNIA TOTAL		2,678,455

Total Municipal Bonds (cost of $3,250,000)		2,678,455

20

	Shares	Value ($)
Common Stocks — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Hotels, Restaurants & Leisure — 0.4%
Six Flags Entertainment Corp. (k)	18,799	1,172,288
Hotels, Restaurants & Leisure Total		1,172,288
CONSUMER DISCRETIONARY TOTAL		1,172,288
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
Fairlane Management Corp.(e)(f)(k)	50,004	—
Commercial Services & Supplies Total		—
INDUSTRIALS TOTAL		—

Total Common Stocks (cost of $1,430,661)		1,172,288

	Units
Warrants — 0.0%
FINANCIALS — 0.0%

Banks — 0.0%
CNB Capital Trust I (a)(e)(k) Expires 03/23/19	29,954	300
Banks Total		300
FINANCIALS TOTAL		300

Total Warrants (cost of $300)		300

	Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(e)(k)	26,213	262
Media Total		262
COMMUNICATIONS TOTAL		262

Total Preferred Stock (cost of $262)		262

	Par($)
Short-Term Obligation — 4.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/11, due 03/01/11 at 0.090%, collateralized by a U.S. Government Agency obligation maturing 12/18/13, market value $15,828,950 (repurchase proceeds $15,518,000)	15,518,000	15,518,000

Total Short-Term Obligation (cost of $15,518,000)		15,518,000

21

Value ($)
Total Investments(k) — 98.9% (cost of $306,466,684)(l)(m)	322,370,817

Other Assets & Liabilities, Net — 1.1%	3,598,530

Net Assets — 100.0%	325,969,347

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

22

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

23

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

24

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$23,735,939	$—	$23,735,939
Communications	—	80,744,877	66,080	80,810,957
Consumer Cyclical	—	33,743,751	4,807	33,748,558
Consumer Non-Cyclical	—	44,240,731	—	44,240,731
Energy	—	45,678,833	—	45,678,833
Financials	—	29,386,719	—	29,386,719
Industrials	—	21,571,847	—	21,571,847
Information Technology	—	5,829,208	—	5,829,208
Technology	—	7,244,863	—	7,244,863
Utilities	—	10,753,857	—	10,753,857
Total Corporate Fixed-Income Bonds & Notes	—	302,930,625	70,887	303,001,512
Total Municipal Bond	—	2,678,455	—	2,678,455
Total Common Stocks	1,172,288	—	—	1,172,288
Total Warrants	—	—	300	300
Total Preferred Stock	—	—	262	262
Total Short-Term Obligation	—	15,518,000	—	15,518,000
Total Investments	$1,172,288	$321,127,080	$71,449	$322,370,817

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate fixed — income bonds & notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain preferred stocks, corporate fixed — income bonds & notes and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine month period ending February 28, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2011
Corporate Fixed-Income Bonds & Notes Communications	$66,080	$1,525	$—	$(1,525)	$—	$—	$—	$—	$66,080
Consumer Cyclical	—	—	—	—	—	—	4,807	—	4,807
Preferred Stocks Communications	262	—	—	—	—	—	—	—	262
Warrants
Communications	—	—	(2,467)	2,467	—	—	—	—	—
Consumer Non-Cyclical	—	—	(7,278,928)	7,278,928	—	—	—	—	—
Financials	300	—	—	—	—	—	—	—	300
	$66,642	$1,525	$(7,281,395)	$7,279,870	$—	$—	$4,807	$—	$71,449

25

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $ 1,525.

Financial Assets were transferred from Level 2 to Level 3 due to the pricing vendor discontinuing coverage; as a result the security was fair valued by management.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,807	$4,807	$—

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid except for the following, amounted to $131,810,786, which represents 40.4% of net assets.

Security	Acquisition Date(s)	Par/ Shares/ Units	Cost	Value
CMP Susquehanna Corp., 3.312% 05/15/14	03/26/09	$112,000	$100,887	$66,080
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	26,213	262	262
CNB Capital Trust I Warrants Expiring 03/23/19	03/26/06	29,954	300	300
Six Flags, Inc. 9.625% 06/01/14	05/07/10	$950,000	—	—
Wind Acquisition Finance SA 11.750% 07/15/17	07/01/09	$2,816,000	—	—
				$66,642

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	Loan participation agreement.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $71,449, which represents less than 0.1% of net assets.

(f)	Security has no value.

(g)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2011, the value of this security amounted to $4,807, which represents less than 0.1% of net assets.

(i)	Security, or a portion thereof, purchased on a delayed delivery basis.

(j)	The issuer is in default of certain debt covenants. Income is being partially accrued. At February 28, 2011, the value of this security represents 0.8% of net assets.

(k)	Non-income producing security.

(l)	Cost for federal income tax purposes is $306,782,095.

(m)	Unrealized appreciation and depreciation at February 28, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$19,602,098	$(4,013,376)	$15,588,722

26

Acronym	Name

PIK	Payment-In-Kind

27

INVESTMENT PORTFOLIO
February 28, 2011 (Unaudited)	Columbia International Bond Fund

			Par (a)	Value ($)*
Government & Agency Obligations — 93.7%
FOREIGN GOVERNMENT OBLIGATIONS — 93.7%
Asian Development Bank
	2.350% 06/21/27	JPY	50,000,000	655,266
Development Bank of Japan
	1.750% 03/17/17	JPY	10,000,000	128,917
Eksportfinans A/S
	1.600% 03/20/14	JPY	65,000,000	818,389
Eurofima
	4.375% 10/21/19	EUR	100,000	144,815
European Investment Bank
	1.400% 06/20/17	JPY	49,000,000	626,019
Federal Republic of Germany
	3.750% 01/04/19	EUR	190,000	276,443
	4.250% 07/04/14	EUR	325,000	481,887
	4.250% 07/04/17	EUR	555,000	834,793
Federative Republic of Brazil
	7.375% 02/03/15	EUR	30,000	47,455
	7.875% 03/07/15		50,000	59,675
	8.250% 01/20/34		70,000	92,155
Government of Belgium
	3.500% 03/28/15	EUR	75,000	104,425
Government of Canada
	3.750% 06/01/19	CAD	625,000	669,343
Government of Denmark
	5.000% 11/15/13	DKK	695,000	139,132
Government of Japan
	1.100% 06/20/20	JPY	70,500,000	854,647
	1.400% 12/20/18	JPY	52,200,000	659,808
	1.500% 09/20/18	JPY	5,900,000	75,076
	1.900% 09/20/23	JPY	29,000,000	370,013
	1.900% 06/20/25	JPY	20,000,000	251,930
	2.000% 09/20/40	JPY	20,000,000	238,174
Government of Malaysia
	7.500% 07/15/11		60,000	61,338
Government of New Zealand
	6.000% 05/15/21	NZD	150,000	116,404
	6.500% 04/15/13	NZD	55,000	43,843
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	18,000,000	218,590

1

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Netherlands
	4.000% 07/15/16	EUR	240,000	353,344
Kingdom of Norway
	4.250% 05/19/17	NOK	240,000	44,752
	5.000% 05/15/15	NOK	440,000	84,342
Kingdom of Sweden
	3.750% 08/12/17	SEK	680,000	110,735
	5.500% 10/08/12	SEK	275,000	45,629
Nordic Investment Bank
	1.700% 04/27/17	JPY	50,000,000	641,702
Pemex Project Funding Master Trust
	5.500% 02/24/25	EUR	20,000	26,694
Province of Quebec
	5.000% 04/29/19	EUR	50,000	75,859
Republic of Argentina
	8.280% 12/31/33		52,038	44,753
Republic of Austria
	4.300% 09/15/17 (b)	EUR	170,000	250,274
Republic of Bulgaria
	8.250% 01/15/15		60,000	69,525
Republic of China
	4.750% 10/29/13		50,000	54,230
Republic of Colombia
	8.125% 05/21/24		50,000	63,050
Republic of Finland
	4.250% 07/04/15	EUR	145,000	215,280
Republic of France
	2.500% 10/25/20	EUR	200,000	252,597
	3.000% 10/25/15	EUR	410,000	576,303
	4.250% 04/25/19	EUR	228,000	335,655
	5.500% 04/25/29	EUR	120,000	197,549
Republic of Hungary
	3.500% 07/18/16	EUR	40,000	49,540
Republic of Indonesia
	7.250% 04/20/15		38,000	43,231
	7.250% 04/20/15 (b)		80,000	91,000
Republic of Ireland
	4.500% 10/18/18	EUR	90,000	94,091
Republic of Italy
	4.250% 09/01/19	EUR	270,000	364,129
	4.500% 08/01/18	EUR	210,000	291,876

2

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	5.000% 03/01/25	EUR	407,000	550,631
	5.250% 08/01/17	EUR	230,000	335,943
Republic of Panama
	6.700% 01/26/36		65,000	71,500
Republic of Peru
	6.550% 03/14/37		45,000	49,500
	8.750% 11/21/33		27,000	36,450
Republic of Philippines
	8.875% 03/17/15		105,000	129,150
Republic of Poland
	5.000% 10/19/15		50,000	52,900
	5.500% 10/25/19	PLN	375,000	124,634
	6.250% 10/24/15	PLN	300,000	106,813
Republic of South Africa
	5.250% 05/16/13	EUR	50,000	71,983
Republic of Turkey
	7.375% 02/05/25		140,000	157,325
Republic of Uruguay
	PIK,
	7.875% 01/15/33		40,000	48,100
Republic of Venezuela
	12.750% 08/23/22		84,000	70,980
Russian Federation
	7.500% 03/31/30		127,090	146,980
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	95,000	96,831
	6.000% 06/15/20	AUD	120,000	122,510
United Kingdom Treasury
	4.000% 09/07/16	GBP	255,000	440,814
	5.000% 03/07/25	GBP	253,000	453,533
United Mexican States
	5.625% 01/15/17		90,000	99,225
	6.050% 01/11/40		40,000	40,800
	8.500% 12/13/18	MXN	205,000	18,140
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				15,569,419

Total Government & Agency Obligations (cost of $14,719,332)				15,569,419

3

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — 3.9%
ENERGY — 0.5%
Oil & Gas — 0.5%
Ecopetrol SA
	7.625% 07/23/19		45,000	52,088
Gazprom International SA
	7.201% 02/01/20		20,701	22,315
Oil & Gas Total				74,403
ENERGY TOTAL				74,403
FINANCIALS — 3.4%
Banks — 1.4%
Bank Nederlandse Gemeenten
	1.850% 11/07/16	JPY	18,000,000	228,955
Banks Total				228,955
Diversified Financial Services — 2.0%
General Electric Capital Corp.
	1.000% 03/21/12	JPY	20,000,000	245,012
Network Rail Infrastructure Finance PLC
	4.375% 12/09/30	GBP	60,000	95,154
Diversified Financial Services Total				340,166
FINANCIALS TOTAL				569,121

Total Corporate Fixed-Income Bonds & Notes (cost of $586,820)				643,524
Short-Term Obligation — 0.6%
Repurchase agreement with State Street Bank and Trust Co., dated 02/28/11, due 03/01/11 at 0.060%, collateralized by a U.S. Treasury obligation maturing 04/30/12, market value $106,140 (repurchase proceeds $100,001)			100,000	100,000

Total Short-Term Obligation (cost of $100,000)				100,000

Total Investments — 98.2% (cost of $15,406,152)(c)(d)				16,312,943

Other Assets & Liabilities, Net — 1.8%				294,780

Net Assets — 100.0%				16,607,723

4

Notes to Investment Portfolio:

*       Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

5

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$15,569,419	$—	$15,569,419
Total Corporate Fixed-Income Bonds & Notes	—	643,524	—	643,524
Total Short-Term Obligation	—	100,000	—	100,000
Total Investments	—	16,312,943	—	16,312,943
Unrealized Depreciation on Futures Contracts	(9,231)	—	—	(9,231)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	8,268	—	8,268
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(998)	—	(998)
Total	$(9,231)	$16,320,213	$—	$16,310,982

6

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $341,274, which represents 2.1% of net assets.

(c)	Cost for federal income tax purposes is $15,503,764.
(d)	Unrealized appreciation and depreciation at February 28, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,040,882	$(231,703)	$809,179

Forward foreign currency exchange contracts outstanding on February 28, 2011 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	CAD	$85,415	$83,371	03/10/11	$2,044
Barclays Bank PLC	GBP	141,413	140,449	03/18/11	964
JPMorgan	MXN	288,485	286,862	03/29/11	1,623
Barclays Bank PLC	PLN	289,262	290,260	03/07/11	(998)
Barclays Bank PLC	SEK	141,996	138,359	03/17/11	3,637
					$7,270

At February 28, 2011, the Fund held the following open short futures contracts:

Risk Exposure/Type Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	5	$601,719	$592,488	Mar-2011	$(9,231)

At February 28, 2011, cash of $8,000 was pledged as collateral for open futures contracts.

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2011